                                                                                 Registration No. 33-23494
                                                                                         File No. 811-5584

                                    SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON, DC 20549

                                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 26                                                                                 [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 28                                                                                                [X]

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                                   CENTENNIAL NEW YORK TAX EXEMPT TRUST
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                            (Exact Name of Registrant as Specified in Charter)

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                            6803 South Tucson Way, Centennial, Colorado 80112
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                           (Address of Principal Executive Offices) (Zip Code)

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                                              1.303.768.3200
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                           (Registrant's Telephone Number, including Area Code)

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                                           Robert G. Zack, Esq.
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                                          OppenheimerFunds, Inc.
                      225 Liberty Street, 11th Floor, New York, New York 10281-1008
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                                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X ]     On August 23, 2007  pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ________________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective   amendment   designates  a  new  effective  date  for  a  previously  filed post-effective amendment.

Centennial New York Tax Exempt Trust

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Prospectus dated August 23, 2007

                                                             Centennial New York Tax Exempt Trust is a money market
                                                             mutual fund.  It seeks the maximum current income
                                                             exempt from federal, New York State and New York City
                                                             income taxes for individual investors as is consistent
                                                             with preservation of capital. The Trust invests in
                                                             short-term, high-quality "money market" securities.

                                                             This prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.
As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.

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2

CONTENTS

                           A B O U T  T H E  T R U S T

                           The Trust's Investment Objective and Strategies

                           Main Risks of Investing in the Trust

                           The Trust's Past Performance

                           Fees and Expenses of the Trust

                           About the Trust's Investments

                           How the Trust is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Sell Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

                                                              33

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. and state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

         The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the
Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal, New York State and New York City income tax for individual investors in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the State of New York and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, or their agencies, instrumentalities or authorities the interest from which is not subject to federal, New York State and New York City personal income tax in the opinion of bond counsel to the respective issuer.
Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold.
The balance of the Trust's assets can be invested in investments the income from which may be taxable. The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR?   The Trust is designed for investors who are seeking to earn income exempt from federal and New York State and New York City personal income taxes at current money market rates, while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in federal or state tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in New York Municipal Securities.  The Trust generally invests a significant portion of its assets in New York municipal securities. Because the Trust invests primarily in New York municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New
York and its municipalities, authorities and other instrumentalities that issue securities.  These may include state or local legislation or policy changes, erosion of the tax base of the State or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the State as a whole).

         Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in New York.  The Trust is a "non-diversified" fund; however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

         The New York State Division of Budget (the "DOB") has reported that New York State's recovery is securely in its fourth year and the State's economy is experiencing growth. However, data continues to indicate that the State's economic momentum may have peaked in 2005, with growth expected to slow going forward. Projected State private sector employment growth was unchanged at 0.8% in 2007 following an estimated 1.1% growth in 2006. The DOB believed that the Federal
Reserve has successfully managed a soft landing and that the U.S. economy will avoid a near-term recession, although the forecast is contingent upon the absence of severe shocks to the economy. However, because of the State's position as a financial market capital, the New York economy tends to be more sensitive to monetary policy actions than the economies of other states.

Numerous foreign-owned companies in the United States are headquartered in New York City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  New York City's 2007-2011 Financial Plan assumed that the growth of the City's economy will soften in calendar year 2007, corresponding with the nation's soft landing.  However, this is expected to be mitigated in the first half of 2007 by continuing momentum on Wall Street.
Although the City has maintained balanced budgets in each of its last twenty-five fiscal years and was projected to achieve balanced operating results for the 2007 and 2008 fiscal years, there can be no assurance that the Financial Plan or future actions to close projected outyear gaps can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect its economic base.

TAXABILITY RISK.  The Trust will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Trust's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Trust as "exempt-interest dividends" could be adversely affected, subjecting the Trust's shareholders to increased federal income tax liabilities.

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Trust held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends. It might also impact the price at which the Trust could sell that bond.

On May 21, 2007, the U.S. Supreme Court (the "Court") agreed to review a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of
Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

The Court is expected to hear the case sometime in or after October 2007. It is not possible to predict when the Court will act or what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

o        The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

o        The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. The Court's decision might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

o        The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through 6/30/07 the cumulative total return (not annualized) was 1.48%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.87% (2nd Q
'00) and the lowest return (not annualized) for a calendar quarter was 0.03% (3rd Q '03).

Average Annual Total Returns

for the periods ended December 31, 2006                               1 Year          5 Years        10 Years

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Centennial New York Tax Exempt Trust (inception 01/04/89)             2.73%           1.16%          1.91%

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2007.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging
Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in
"How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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  Management Fees*                                                  0.50%

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  Distribution and/or Service (12b-1) Fees                          0.20%
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  Other Expenses                                                    0.16%

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  Total Annual Operating Expenses                                   0.86%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2007, the transfer agent fees did not exceed the expense limitation above.

* The Management fee is shown without giving effect to a voluntary expense assumption by the Manager.  With that expense assumption the Management fee was 0.44% and the "Total Annual Operating Expenses" were 0.80%. The voluntary expense assumption may be amended or withdrawn at any time. That waiver is described in "Advisory Fees" on page 12.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   ---------------------------- --------------------------- --------------------------- ---------------------------
   1 year                       3 years                     5 years                     10 years
   ---------------------------- --------------------------- --------------------------- ---------------------------
   ---------------------------- --------------------------- --------------------------- ---------------------------

   $88                          $276                        $479                        $1,065

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 (the "Investment Company Act").  The Statement of Additional Information
contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation (referred to in this prospectus as the
Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

     o   Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These are debt obligations issued by or on behalf of the State of New York, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal, state and local individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

o        Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable. The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other
       Investment Strategies" or in the Statement of Additional Information. Normally, the Trust will not invest more than
       20% of its total assets in taxable investments.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

         In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager, determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).
         Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
         Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some of the investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

 "When-Issued" and "Delayed-Delivery" Transactions.  The Trust may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain "non-appropriation"
         clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment of facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.
         Some of these obligations might not have an active trading market and would be subject to the Trust's limits on
         "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's
         Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the
         Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.  Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do
         so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market, political or economic conditions, the
         Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the Trust's principal investment objective.  These temporary investments can include:

o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o        bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o        short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o        certificates of deposit of domestic banks, and
o        repurchase agreements.

         To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and New York State and local income taxes.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made. The Trust also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission. Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters.

A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional Information.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses the Trust's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1978. The Manager and its parent company and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial, Colorado
80112.

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets.  Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Trust's management fee for the fiscal year ended June 30, 2007 was 0.50% of the Trust's average annual net assets before and 0.44%
         after the expense assumption noted above.

         A discussion of the matters considered by the Trust's Independent Trustees, in approving the Trust's investment advisory agreement, is included in the Trust's semi-annual report to shareholders for the period ended December 31, 2006.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt who is primarily responsible for the day-to-day management of the Trust's investments.

         Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006. He has been a Vice President of the
         Manager and OppenheimerFunds, Inc. since July 2006. Mr. Ullyatt is an officer of 2 other portfolios in the
         OppenheimerFunds complex. Mr. Ullyatt previously worked as an Assistant Vice President since December 2000 and analyst for the Manager and OppenheimerFunds, Inc. since January 1999.

         The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset Management Corporation) or the Sub-Distributor
(OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

         The net asset value per share is determined by dividing the value of the Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

         The shares of the Trust offered by this prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

         If, after the close of the principal market on which a security held by the Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program. Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic Purchase and Redemption Program, you
         can buy shares of the Trust through any broker/dealer that has a sales agreement with the Distributor or
         Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's
         Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names or who purchase shares through broker/dealers and hold their shares in their own names are referred to as "direct shareholders"
         in this prospectus.

         The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in
their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment
Procedures" below.  Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal
         Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic
         Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o        If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00
        p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

         The Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to
         "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  Your check must be payable in U.S. dollars and drawn on a U.S. bank. Distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.
         You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200
         (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

         Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00
p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan Application and the Statement of Additional
         Information.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The
         Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources)
         to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the Distributor and the Sub-Distributor,
in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's, the Distributor's and/or the
Sub-Distributor's own resources, including from the profits derived from the advisory fees the Manager, the Distributor and the Sub-Distributor receive from the Trust. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trust to these financial intermediaries. These payments by the Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trust.

       "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trust, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Trust's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing"
payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as
"revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trust and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trust or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trust for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager, the Distributor or the Sub-Distributor may
reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the NASD)
designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Trust or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Trust shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager, Distributor or the Sub-Distributor's relationship with the intermediary. The Manager, Distributor and the
Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager, Distributor or the
Sub-Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager, Distributor and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor, the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager, Distributor or the Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager, Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the
Transfer Agent, by wire, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o        You wish to redeem more than $100,000 and receive a check.
o        The redemption check is not payable to all shareholders listed on the account statement.
o        The redemption check is not sent to the address of record on your account statement.
o        Shares are being transferred to an account with a different owner or name.
o        Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction that includes:
         o    Your name,
         o    The Trust's name,
         o    Your account number (from your account statement),
         o    The dollar amount or number of shares to be redeemed,
         o    Any special payment instructions,
         o    Any share certificates for the shares you are selling,
         o    The signatures of all registered owners exactly as the account is registered, and
         o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
-----------------------------------------------------------  --------------------------------------------------------
Use the following address for                                Send courier or express mail
-----------------------------------------------------------  requests to:
requests by mail:                                            Shareholder Services, Inc.
Shareholder Services, Inc.                                   10200 E. Girard Avenue, Building D
P.O. Box 5143                                                Denver, Colorado 80231
Denver, Colorado 80217-5143
                                                             ---------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  This service is not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at
         1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.
Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1,
2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $250.
o        Checks cannot be paid if they are written for more than your account value.
o        You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic
              Investment Plan payments within the prior 10 days.
o        Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or eligible fund.
However,

o        if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o        those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the
             Trust, then
o        you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money
Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and
Centennial New York Tax Exempt Trust (referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information. Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   When you establish an account you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional
Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

     o   Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.  Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

     o   Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at
         1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s)
         and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Trust shares may interfere with the Manager's ability to manage the Trust's investments efficiently, increase the fund's transaction and administrative costs and/or affect the
Trust's performance, depending on various factors, such as the size of the Trust, the nature of its investments, the amount of Trust assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the
Trust might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trust's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Trust and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The
         Trust may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Trust through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trust, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the
Trust's policies to their customers who invest indirectly in the Trust, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name"
accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or
(b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trust's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
         Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the
Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the
         Trust at any time. The Trust will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer
         Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
         However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trust to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trust or the Transfer Agent may use this information to attempt to verify your identity.  The Trust may not be able to establish an account if the necessary information is not received.  The Trust may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trust is unable to verify your identity after your account is established, the Trust may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or
         Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310.  You may also notify the Transfer Agent in writing.  Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains.
Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.  You have four options:

o        Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o        Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o        Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o        Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax.
If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Trust from interest it receives from New York municipal securities will be exempt from New
York State and New York City personal income taxes.  Dividends paid from municipal securities of other issuers normally will be treated as taxable ordinary income subject to New York State and New York City personal income taxes.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

         The Trust intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Trust, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, is included in the
Statement of Additional Information, which is available on request.
11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 2005 2004 2003 ----------------------------------------------------------------------------------------------------------- ------------------------ ----------------------------------------------------------------------------------------------------------- Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 ----------------------------------------------------------------------------------------------------------- Income from investment operations--net investment income and net realized gain .03 1 .02 1 .01 1 -- 2 .01 ----------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.03) (.02) (.01) -- 2 (.01) ----------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 ========================================================= ----------------------------------------------------------------------------------------------------------- TOTAL RETURN 3 2.93% 2.29% 1.08% 0.20% 0.50% ----------------------------------------------------------------------------------------------------------- ----------------------------------------------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA ----------------------------------------------------------------------------------------------------------- Net assets, end of period (in thousands) $ 61,473 $ 58,458 $ 59,006 $ 58,141 $ 67,599 ----------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $ 63,268 $ 59,797 $ 58,050 $ 65,140 $ 72,117 ----------------------------------------------------------------------------------------------------------- Ratios to average net assets: 4 Net investment income 2.90% 2.24% 1.06% 0.19% 0.50% Total expenses 0.86% 0.85% 0.83% 0.86% 0.82% Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses 0.80% 0.80% 0.78% 0.80% 0.80% 1. Per share amounts calculated based on the average shares outstanding during the period. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares. 4. Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Centennial New York Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the
Trust's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the
Trust's privacy policy and other information about the Trust or your account:

------------------------------------------------------------ ---------------------------------------------------------
By Telephone:                                                Call Shareholder Services, Inc. toll-free:
                                                             1.800.525.9310

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             Shareholder Services, Inc.
                                                             P.O. Box 5143
                                                             Denver, Colorado 80217-5143
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the Internet:                                             You can request these documents by e-mail or through
                                                             the OppenheimerFunds website. You may also read or
                                                             download certain documents on the OppenheimerFunds
                                                             website at: www.oppenheimerfunds.com
------------------------------------------------------------ ---------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the Securities and Exchange Commission's Internet
website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                   The Trust's shares are distributed by:
The Trust's SEC File No.: 811-5584  Centennial Asset Management Corporation

PR0780.001.0807
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL NEW YORK TAX EXEMPT TRUST

         Graphic material included in prospectus of Centennial New York Tax Exempt Trust (the "Trust") under the heading:
"Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         2.88%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         2.66%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         2.49%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         3.29%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         2.04%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         0.59%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                         0.29%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                         0.44%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                         1.74%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

13/31/06                                         2.73%

------------------------------------------------ -------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 23, 2007

         This Statement of Additional Information ("SAI") is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 23, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder
Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                          Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........................................
     The Trust's Investment Policies..........................................................................
     Other Investment Strategies..............................................................................
     Other Investment Restrictions............................................................................
     Disclosure of Portfolio Holdings.........................................................................
How the Trust is Managed......................................................................................
     Organization and History.................................................................................
      Board of Trustees and Oversight Committees..............................................................
     Trustees and Officers of the Trust.......................................................................
     The Manager..............................................................................................
Service Plan..................................................................................................
Payments to Trust Intermediaries..............................................................................
Performance of the Trust......................................................................................

About Your Account
How To Buy Shares.............................................................................................
How To Sell Shares............................................................................................
How To Exchange Shares........................................................................................
Dividends and Taxes...........................................................................................
Additional Information About the Trust........................................................................

Financial Information About the Trust
Report of Independent Registered Public Accounting Firm.......................................................
Financial Statements..........................................................................................

Appendix A: Description of Securities Ratings...................................................................A-1

------------------------------------------------------------------------------------------------------------------
ABOUT THE TRUST
------------------------------------------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.
This SAI contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the "Manager"), will select for the
Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the
Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development" and "private activity") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o        General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.
Issuers of general obligation bonds include states, counties, cities, towns and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o        Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o        Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         o    Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations. Normally, the Trust will not invest more than
20% of its total assets in private activity municipal securities or other taxable investments.

         Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

         Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

         Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

         |X|  Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o        Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.
Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o        Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o        Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o        Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.
         |X|  Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|  Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o        the frequency of trades and price quotations for such securities;
o        the number of dealers or other potential buyers willing to purchase or sell such securities;
o        the availability of market-makers; and
o        the nature of the trades for such securities.

         While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.

|X|      Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates.
The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7
(which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.
Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7 of the Investment
Company Act of 1940, ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|      Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an
"eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|      Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its
total assets in securities issued by one issuer.   It cannot invest more than 5% of its total assets in
securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1%
of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to
75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|      Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule
2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the
Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

         The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the
Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis.  Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity in excess the maximum time period provided for in Rule 2a-7.  The
Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned will not exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The
Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

         The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.
The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

         When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

         The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the
Trust or its Manager.  The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. They must meet credit requirements set by the Manager from time to time. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Trust,
along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of
Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

         There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Special Investment Considerations - New York Municipal Securities.  As explained in the Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Trust invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information
Statement dated May 8, 2007 and on publicly-available official statements relating to offerings by issuers of New
York municipal securities on or prior to March 1, 2007 with respect to offerings of New York State, and on or prior to May 3, 2007 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

         During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations
(the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         |X| Factors Affecting Investments in New York State Securities.  The 2007-08 Enacted Budget Financial
Plan ("Enacted Budget Financial Plan" or "Financial Plan") was prepared by the New York State Division of Budget
("DOB")and reflects the actions of the Legislature and Governor through May 8, 2007.   The State finalized the
Enacted Budget for 2007-08 on April 1, 2007.

         The Enacted Budget Financial Plan contains estimates and projections of future results that should not be construed as statements of fact.  These estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the State and nation, Federal law changes, and adverse judgments against the State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the Enacted Budget Financial Plan summarized herein.

         The State reported that the General Fund (the main operating fund of the State) was balanced on a cash basis, with annual spending projected to grow by 4.1%, reflecting substantial increases in aid to public schools.
All Governmental Funds spending, which includes Federal aid, was estimated at $120.7 billion, an increase of 7.0%
from 2006-07. State tax receipts were expected to return to a historical growth rate of roughly 5% over 2006-07 levels, following three consecutive years in which growth exceeded 10% for the first time ever. State debt outstanding was projected to total $52.0 billion in 2007-08, with debt service equal to roughly 4.2% of All Funds receipts.

         Entering the 2007-08 budget cycle, the State had estimated a budget imbalance of $1.6 billion in 2007-08 and gaps in the range of $3 billion to $6 billion in future years. The Governor's Executive Budget proposal, if enacted in its entirety, would have eliminated the 2007-08 imbalance and left gaps of $2.3 billion in 2008-09,
$4.5 billion in 2009-10, and $6.3 billion in 2010-11. The Enacted Budget Financial Plan, which incorporated both the Legislature's modifications to Executive recommendations and revisions to current service receipts and spending estimates, was also balanced in 2007-08, but projected an estimated gap of $3.1 billion in 2008-09 and
$4.8 billion in 2009-10.

         Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan unpredictably from fiscal year to fiscal year.  For example, the
Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of specific and cyclical changes in the national and State economies.

   The U.S. Economy.  DOB stated that data for the fourth quarter of 2006 showed a national economy in the throes of a substantial inventory correction and a severe residential housing market contraction. DOB projected that both will continue to keep economic growth below its long-term trend rate through the first half of 2007.  For all of 2006, real U.S. GDP increased 3.3%, following a 3.2% rise in 2005. DOB projected growth of 2.4% for 2007, virtually unchanged from the February forecast. A small upward revision in household consumption spending was expected to compensate for weaker business investment spending than anticipated in February.

   The State reported that despite relatively low output growth, the resiliency of the national labor market remained impressive. First quarter 2007 growth in U.S. nonagricultural employment was somewhat stronger than anticipated. However, employment is often a lagging indicator and DOB continued to project a deceleration in job growth for 2007. DOB also projected a gradual rise in the unemployment rate over the course of 2007, consistent with the February forecast. Personal income growth was revised up slightly to 5.5% for 2007, due primarily to an upward revision in wage growth to 5.5%. Inflation of 2.2%, as measured by growth in the Consumer Price Index, was projected for 2007, down from 3.2% for 2006. The State believed that a slightly stronger labor market, along with stronger wage growth, will act to further restrain growth in U.S. corporate profits, which are now projected to grow 5.3 % in 2007.

   DOB's outlook for a soft landing of the national economy and a stable monetary policy stance through the end of 2007 remained unchanged from February. However, there are a number of risks to this forecast. If the labor market outperforms the forecast, higher employment and wage growth could induce stronger growth in consumer spending than projected. However, a tighter labor market than expected, particularly within the service-producing sectors that are less vulnerable to global competition, could result in higher inflation as well. Higher inflation, in turn, might induce the Federal Reserve to raise its short-term interest rate target, restraining economic growth. Higher interest rates and stronger employment and wages could also result in weaker profits and equity markets than projected. Higher interest rates could also further delay the recovery of the housing market, which could put downward pressure on consumer spending. Higher interest rates could also compound the troubles emanating from the subprime mortgage market. A shock to the economy related to geopolitical uncertainty, either in the form of a direct attack or excessive energy price volatility, also remains a risk. On the other hand, lower energy prices or stronger global growth than anticipated could result in stronger economic growth than expected.

   Risks to the U.S. Economic Forecast.  Although DOB believed that the Federal Reserve has successfully managed a soft landing and that the U.S. economy will avoid a near-term recession, it noted that there is considerable risk to the forecast; the forecast is contingent upon the absence of severe shocks to the economy. Unpredictable events, such as a major terrorist attack, remain the biggest risk to continued economic expansion. Such a shock could impair economic growth in many ways, such as causing a plunge in consumer confidence, the stock market, investment spending by firms, or impairing the transportation of goods and services, or causing a large spike in oil prices. A severe and extended downturn could easily materialize from such shocks.

   DOB also believed that a more severe-than-anticipated downturn in the housing market could derail the national economy from its predicted path. The additional weakness emanating from the housing and manufacturing sectors could result in lower job and income growth than expected, which in turn would produce lower growth in household spending than implied by the forecast. A more abrupt-than-projected increase in energy prices could reduce the ability of consumers and businesses to spend on non-energy related items. Such cutbacks could make firms behave even more cautiously and reduce business capital spending. Persistently high energy prices also raise the possibility that inflationary expectations could ratchet higher, causing the Federal Reserve Board to revert back to a tightening of monetary policy. Higher interest rates would, in turn, further exacerbate the slowdown and raise the likelihood of a recession.

   DOB anticipates that a sharp reduction in the inflow of foreign funds could produce new inflationary pressures by weakening the U.S. dollar, which might also cause the Federal Reserve to resume tightening. Such a development might also produce an imbalance in the market for U.S. Treasury securities, causing long term rates to rise higher-than-expected in order to fund the Federal budget deficit. Higher-than anticipated Federal spending on the
Iraq war could have a similar effect. Higher interest rates could, in turn, induce households to increase the personal saving rate, resulting in even further cutbacks in consumer spending. This risk would only be exacerbated by lower-than-expected equity or housing prices, particularly if the anticipated easing of home prices happens suddenly rather than gradually, as expected. Again, lower consumption growth could weaken expected future corporate profits and, in turn, lower employment and investment growth.

   DOB also believes that, on the other hand, lower-than-expected inflation, perhaps as a result of an even greater drop in the price of oil or more modest growth in unit labor costs, possibly due to slower growth in wages or stronger productivity growth, could induce the Federal Reserve to reduce its short-term interest rate target, resulting in stronger consumption and investment growth than projected. A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a somewhat stronger increase in total output than expected. Moreover, DOB believes that stronger employment growth could result in higher real wages, supporting faster growth in consumer spending than currently anticipated.

   The New York Economy.  The State reported that the New York economy continues to expand. Anticipated growth in total New York nonfarm employment for 2007 remained virtually unchanged at 0.7%, following downward revised growth of 0.8% for 2006. Projected private sector job growth is also unchanged at 0.8% for 2007, following an estimated 1.1% growth for 2006. DOB's forecast for growth in State wages and salaries was revised up to 6.2% for
2007, following growth of 7.6% for 2006, due almost entirely to stronger finance and insurance sector bonus growth than projected in February.  The State noted that growth in total New York personal income for 2007 was now projected at 5.6%, following growth of 6.0% for 2006.

   Risks to the New York Forecast. DOB believed that all of the risks to the U.S. forecast described above apply to the State forecast as well, although interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. Should the Federal Reserve revert to a tight monetary policy, the negative impact would disproportionately affect New York due the importance of the finance industry to the State economy.
The DOB also believed that there are risks specific to New York. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater pass-through to core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could tighten one more time. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the
State's real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. DOB believed These effects could ripple though the economy, affecting both employment and wages.

   In contrast, DOB also believed that should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall
Street activities is possible, resulting in higher wage and bonuses growth than projected. DOB noted that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

   Labor Contracts/Salary Increases. Existing labor contracts with all of the State's major employee unions expired on April 1, 2007 (United University Professionals will expire on July 1, 2007). The Financial Plan did not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future 1%
salary increase would cost roughly $86 million annually in the General Fund and $134 million in All Funds. The projections do not contain any funding for pay raises for the Judiciary or elected officials.

   School Supportive Health Services. The Office of the Inspector General (OIG) of the United States Department
of Health and Human Services is conducting six audits of aspects of New York State's School Supportive Health
Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between
1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and New
York City school districts for speech pathology and transportation services. The final audits recommend that the
Centers for Medicare and Medicaid Services (CMS) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the
$551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million for New York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn.

   While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25%
of New York City claims and 9.7% of claims submitted by the rest of the State, pending completion of the audits.
Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending that has been reflected in the State's Financial Plan.

   Proposed Federal Rule on Medicaid Funding. On January 18, 2007, CMS issued a proposed rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's
Health and Hospital Corporation (HHC)) and institutions and programs operated by both the State OMRDD and the
State OMH. The rule seeks to restrict State access to Federal Medicaid resources. The provision replacing prospective reimbursement with cost-based methodologies would have the most significant impact on New York's health care system.

   The proposed rule could go into effect as soon as September 2007. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental
Hygiene System.

   The states affected by the regulations are expected to challenge their adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. In recent years, the Congress has rejected similar proposals in the President's budget.

   Video Lottery Terminal Expansion. In developing annual VLT revenue estimates, the State's four-year Financial
Plan assumes the approval of an expansion plan sometime in 2007-08, which is expected to provide $150 million in
2008-09, $357 million in 2009-10, and $766 million in 2010-11. Including expansion, VLT revenues are projected to increase by $476 million in 2008-09, $286 million in 2009-10, and $430 million in 2010-11, and are projected to total $1.1 billion in 2008-09 growing to $1.8 billion in 2010-11. Additional VLT revenues from the expansion support planned School Aid spending, offsetting General Fund costs. Absent legislative approval for the expansion, General Fund support for School Aid, as well as the estimated General Fund spending gaps, would increase by $150 million in 2008-09, $357 million in 2009-10, and $766 million in 2010-11.

         School Aid Database Updates. After enactment of the State Budget, school districts are authorized to submit additional State aid claims for payment in the September following the close of such school year. In some cases, these additional claims have significantly increased the State's liability on a school year basis. Recent database updates increased the State's liability for School Aid by $222 million ($176 million net of SED reclassifications) for increases for the 2006-07 school year, $161 million for 2005-06 and $119 million for the
2004-05 school year, the vast majority of which was for New York City. If school districts -- particularly New
York City -- continue to submit additional claims after enactment of the 2007-08 State Budget, the State will have an increased financial obligation beyond what is currently reflected in the Financial Plan.

         |X| The 2006-07 Financial Plan.

   General Fund Receipts.  Total 2007-08 General Fund receipts were projected to be $53.7 billion, an increase of
$2.3 billion, or 4.5% from 2006-07 results. General Fund tax receipt growth was projected to be 1.5% over 2006-07 results and General Fund miscellaneous receipts were projected to increase by $217 million. DOB stated that the relatively small growth in General Fund tax receipts largely reflects non-tax and non-economy related factors including proposals increasing STAR benefits and earmarking additional funds to debt service funds. Federal grants decline due to the loss of one-time Federal reimbursement for emergency costs related to delays in implementation of the Federal Medicare Part D program.

   General Fund income tax receipts for 2007-08, which are net of deposits to the STAR Fund and the Revenue Bond
Tax Fund (RBTF), were estimated to remain almost flat at $22.9 billion. Deposits to the STAR Fund, which will increase by $736 million to $4.7 billion in 2007-08, reflect Enacted Budget legislation that will increase the current STAR program by providing property tax relief rebates to middle-class homeowners and seniors. Deposits to the RBTF of over $9.2 billion reflect Enacted Budget legislation that requires RBTF deposits to be calculated before the deposit of income tax receipts to the STAR Fund. Although this has the impact of decreasing General
Fund receipts by nearly $1.2 billion (25% of STAR), deposits in excess of debt service requirements are transferred back to the General Fund.  General Fund receipts from user taxes and fees were estimated to total
$8.9 billion in 2008-09, an increase of $335 million from 2007-08. General Fund business tax receipts for 2007-08 of $6.7 billion were estimated to increase $211 million, or 3.3% over the prior year. General Fund receipts in
2007-08 from other taxes were projected to total more than $1.1 billion, or a $60 million increase with estate tax collections expected to grow modestly. General Fund miscellaneous receipts collections in 2007-08 were projected to reach approximately $2.5 billion, up $218 million from 2006-07 results, reflecting license and fee collections and expected receipts from the New York Power Authority, partially offset by decreases in receipts from investment income.

   General Fund Spending.  The State projected General Fund spending, including transfers to other funds, to total $53.7 billion in 2007-08, an increase of $2.1 billion (4.1%) over 2006-07 actual results.

   Grants to Local Governments (Local Assistance) includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance spending by the General Fund was projected at $37.2 billion in 2007-08, an increase of $2.9 billion (8.3%) from the prior year.  The largest annual increases were for Medicaid, School Aid, Mental Hygiene, Children and Families, and Temporary and Disability
Assistance.

   General Fund State Operations spending was projected to total $9.6 billion in 2007-08, an increase of $300 million (3.2%) from the prior year.  State Operations spending is for personal service (PS) and non-personal service (NPS) costs. Personal service costs, which account for approximately two-thirds of State Operations spending, includes salaries of State employees of the Executive Branch, Legislature, and Judiciary, as well as overtime payments and costs for temporary employees. Nonpersonal service costs, which account for the remaining one-third of State Operations, represent the operating costs of State agencies, including real estate rental, utilities, contractual payments (e.g., consultants, information technology and professional business services), supplies and materials, equipment, telephone service and employee travel.

   Spending by the General Fund on General State Charges was projected to total $4.5 billion in 2007-08, an increase of $127 million (2.9%) from the prior year.  General State Charges account for the costs of fringe benefits provided to State employees and retirees of the Executive, Legislative and Judicial branches, tax payments to municipalities related to public lands, and certain litigation against the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance.
Other costs include State taxes paid to local governments for certain State-owned lands, and payments related to lawsuits against the State and its public officers. Employee fringe benefits will be paid mostly from the General
Fund (84%). Other General State Charges costs will be paid in full by General Fund revenues.

   General Fund debt service was projected at $1.6 billion in 2007-08, a decrease of $327 million (17.2%) from the prior year.  The year-to-year decrease is due to the timing of payments which were made at the end of 2006-07
(absent such payments, 2007-08 debt service would have increased by an estimated 4.3%). The State pays debt service on all outstanding State-supported bonds, including general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities (e.g., Empire
State Development Corporation, Dormitory Authority of the State of New York, Thruway Authority) for which the
State is contractually obligated to pay debt service, subject to an appropriation. Depending on the credit structure, debt service is financed through transfers from the General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.

   General Fund spending on Capital Projects was projected to total $82 million billion in 2007-08, a decrease of
$307 million (78.9%) from the prior year.  The Capital Projects Fund group accounts for spending across all functional areas to finance costs related to the acquisition, construction, repair or renovation of fixed assets.

   In 2007-08, transfers by the General Fund to other funds were projected to total $2.4 billion and transfers to the General Fund by other funds were projected to total $11.9 billion.  The most significant General Fund transfer to other funds was for general debt service ($1.6 billion). Other significant General Fund transfers to other funds included Judiciary transfers to the Court Facilities Incentive Aid Fund, New York City County Clerks
Fund, and Judiciary Data Processing Fund ($211 million, total) and transfers representing payments for patients residing in State-operated Health, Mental Hygiene and State University facilities ($174 million), SUNY hospital subsidy payments ($110 million), and to the Capital Projects fund for pay-as-you-go projects ($82 million). All other transfers to other funds totaled $219 million; the most significant included $69 million for the payment of banking services, $33 million for transit, $25 million for stem cell research, and $20 million for commitments and mandates for the Office of Mental Retardation and Developmental Disabilities.

         Of the $11.9 billion General Fund transfer from other funds, $11.3 billion resulted from dedicated
Personal Income, Sales and Real Estate Transfer taxes above required debt service. All other fund/account sweeps total $537 million, the largest of which include $133 million from the Tribal-State Compact, $100 million in miscellaneous special revenue sweeps, $28 million from DMV, $27 million from the Hazardous Waste Fund, and $21 million from the Cultural Education account.

         Cash Flow Forecast. In 2007-08, the General Fund was projected to have quarterly-ending balances of $4.2 billion in June 2007, $5.0 billion in September 2007, $2.4 billion in December 2007, and $3.1 billion at the end of March 2008. The lowest projected month-end cash flow balance was $2.4 billion in December 2007.

         |_|      State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

         o        the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

         o        Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

         o        Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds,
Proprietary Funds and Fiduciary Funds); and

         o        Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

         |_|      Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

         The legislation also eliminated annual seasonal borrowing of the State except in cases where the
Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the
State's ability to issue deficit notes.

         The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the
State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

         |X|      Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law.
Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its
Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2006, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $129 billion, only a portion of which constituted State-supported or State-related debt.

         Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition, State legislation authorizes several financing techniques for
Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         |X|      Ratings of the State's Securities.  As of November 16, 2006, S&P had rated the State's general obligation bonds "AA," Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".

         Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Trust invests.

         |X|      The State's General Obligation Debt.  As of March 31, 2007, the State had approximately $3.3 billion in general obligation debt outstanding.

         |X|      Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2007-08 fiscal year or thereafter.

         Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-08 Financial Plan.  The State has reported its belief that the 2007-08 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2007-08 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2007-08 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2007-08 Financial Plan.

         In addition, the State is party to other claims and litigation that either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, were not presently determinable, it was the State's opinion that its ultimate liability in these cases was not expected to have a material adverse effect on the
State's financial position in the 2007-08 fiscal year or thereafter.

         |X|      Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The State noted that while deficit financing is a relatively infrequent practice, it has become more common in recent years. Between 2004 and 2006, the State Legislature authorized 11 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for the State's 2007-08 fiscal year or thereafter.

         |X|      Factors Affecting Investments in New York City Municipal Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

         The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

         Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late 1970s through the late 1980s.
The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.
The economic slowdown that began in 2001 as a result of the September 11 terrorist attack, a national economic recession, and a downturn in the securities industry came to an end in 2003.  Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery.  The City's financial plan assumed slower growth in calendar year 2007, corresponding to a weakened economy.

         For each of the 1981 through 2006 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         The Mayor is responsible for preparing the City's financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2007 through 2010 fiscal years submitted to the Control Board in July 2006 (the "July Financial Plan", Modification No. 07-4 to the July
Financial Plan and the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board on
June 20, 2007 (as so modified, the "2007-2011 Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or
State policies affecting the City and the cost of future labor settlements.

         Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance Authority ("Water Authority"),
which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water
Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         |X|      The City's 2006-2010 Financial Plan.  For the 2006 fiscal year, the City's General Fund had an operating surplus of $3.756 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2006 fiscal year was the twenty-sixth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

   The City's expense and capital budgets for the 2007 fiscal year were adopted on June 30, 2006. The July
Financial Plan, which was consistent with the City's expense and capital budgets as adopted for the 2007 fiscal year, projected revenues and expenditures for the 2007 fiscal year balanced in accordance with GAAP, and projected gaps of $3.8 billion, $4.6 billion and $4.1 billion in fiscal years 2008 through 2010, respectively.

   On June 20, 2007 the City submitted to the Control Board the Financial Plan for the 2007 through 2011 fiscal years which relates to the City and certain entities that receive funds from the City and which reflects changes as a result of the City's expense and capital budgets for the 2008 fiscal year which were adopted on June 15,
2007. The Financial Plan is a modification to the July Financial Plan, as subsequently modified by the financial plans submitted to the Control Board on November 1, 2006, January 26, 2007 and April 27, 2007 (the "April
Financial Plan"). The Financial Plan projects revenues and expenses for the 2007 and 2008 fiscal years balanced in accordance with GAAP, and projects gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively.

   The Financial Plan reflects, since the July Financial Plan, increases in projected net revenues totaling $5.5 billion, $4.8 billion, $3.6 billion and $3.9 billion in fiscal years 2007 through 2010, respectively. Changes in projected revenues include (i) increases in projected net tax revenues of $5.4 billion, $4.2 billion, $3.5 billion and $3.9 billion in fiscal years 2007 through 2010, respectively, resulting primarily from increases in projected real estate transaction, personal income and business tax revenues and (ii) increases in other revenues of $424 million, $575 million, $97 million and $83 million in fiscal years 2007 through 2010, respectively, offset by a decrease of $307 million in State per capita aid in fiscal year 2007.

   The Financial Plan also reflects, since the July Financial Plan, a decrease in projected net expenditures totaling $128 million in fiscal year 2007 and increases in projected net expenditures totaling $2.3 billion, $2.3 billion and $3.1 billion in fiscal years 2008 through 2010, respectively. Changes in projected expenditures since the July Financial Plan include: (i) increases in labor costs totaling $314 million, $627 million, $990 million and $1.2 billion in fiscal years 2007 through 2010, respectively, reflecting settlements of labor negotiations and the provision for similar increases for collective bargaining units not yet settled; (ii) increases in education spending of $103 million, $297 million, $330 million and $668 million in fiscal years 2007 through
2010, respectively; (iii) decreases in State education aid of $41 million in each of fiscal years 2007 through
2010 associated with debt service on bonds issued by the Municipal Bond Bank Agency to finance prior year education claims by the City; (iv) decreases in fringe benefit costs of $108 million, $19 million, $24 million and $28 million in fiscal years 2007 through 2010, respectively; (v) a decrease in pension contributions of $18 million in fiscal year 2007 and increases in pension contributions of $120 million, $415 million and $450 million in fiscal years 2008 through 2010, respectively; (vi) a decrease in agency spending of $26 million in fiscal year
2007 and increases in agency spending of $711 million, $518 million and $514 million in fiscal years 2008 through
2010, respectively; (vii) City Council initiatives and restorations of $233 million in fiscal year 2008 and $43 million in each of fiscal years 2009 and 2010; (viii) decreases of $79 million and $11 million in fiscal years
2007 and 2008, respectively, and increases of $19 million and $17 million in fiscal years 2009 and 2010, respectively, in energy expenditures; (ix) poverty initiative funding of $13 million, $67 million, $65 million and $65 million in fiscal years 2007 through 2010, respectively; (x) increases in medical assistance costs, due in part to an increase in the City share of additional Medicaid claims, of $201 million, $452 million, $50 million and $144 million in fiscal years 2007 through 2010, respectively; (xi) decreases in debt service costs of
$410 million, $462 million, $453 million and $437 million in fiscal years 2007 through 2010, respectively; (xii)
decreases of $400 million and $260 million, respectively, in prior year payables and the general reserve in fiscal year 2007; (xiii) PlaNYC 2030 environment and infrastructure initiatives involving various tax credits and program funding with a net cost of $1 million, $199 million, $341 million and $377 million in fiscal years 2007 through 2010, respectively; and (xiv) an increase of $500 million in fiscal year 2007 in contributions to the trust fund for the future cost of retiree health benefits.

   The Financial Plan also reflects, since the July Financial Plan, an agency program to reduce expenditures or increase revenues for a net savings of $258 million, $473 million, $346 million and $304 million in fiscal years
2007 through 2010, respectively. The Financial Plan also reflects, since the July Financial Plan, a $1.3 billion increased expense in fiscal year 2007 for the early retirement of debt including (i) the payment in fiscal year
2007 of $718 million to the TFA for the early retirement of TFA debt due in fiscal years 2009 and 2010, which results in increased personal income tax revenues of $33 million, $363 million and $382 million in fiscal years
2008 through 2010, respectively; and (ii) an increase of $536 million in debt service funding in fiscal year 2007 for the early retirement of general obligation debt due in fiscal years 2009 and 2010, which results in debt service savings of $27 million, $278 million and $277 million in fiscal years 2008 through 2010, respectively.

   The Financial Plan also reflects, since the July Financial Plan, tax programs including (i) a 7% reduction in the real estate tax rate effective July 1, 2007 which has been enacted and results in lower real estate tax collections of $1.05 billion, $1.14 billion and $1.2 billion in fiscal years 2008 through 2010, respectively; and
(ii) credits or increases to other taxes including a childcare tax credit, various small business tax credits and reductions, the City sales tax exemption for clothing and footwear purchases and a cigarette tax increase, with an estimated impact of $238 million, $284 million and $311 million in fiscal years 2008 through 2010, respectively, which require both State and local approval. The Financial Plan also reflects the $256 million cost in each of fiscal years 2008, 2009 and 2010 of the extension of the $400 property tax rebate for homeowners, which has been approved by the State and the City.

   The Financial Plan does not include the full cost of the recent tentative settlement with the Sergeants
Benevolent Association (the "SBA"). If settlements with other uniformed forces employees and with civilian and pedagogical employees follow the pattern set by the SBA, this would result in expenditures beyond those assumed in the Financial Plan of approximately $73 million in fiscal year 2008, $418 million in fiscal year 2009, $1.055 billion in fiscal year 2010 and $1.591 in fiscal year 2011. The added cost of these conforming settlements will continue to rise and reach $1.925 billion by fiscal year 2013.

         The Financial Plan also does not reflect additional costs that would be incurred, unless there is a change in applicable law, as a result of Statement No. 49 of the Governmental Accounting Standards Board ("GASB
49"), which becomes effective on July 1, 2008 relating to the accounting treatment of pollution remediation costs.
No estimates of the amount of such costs are available at this time, but they are expected to be substantial.

         The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.
The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2006 through 2010 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan;
the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

         From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.
Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

   On May 22, 2007, the City Comptroller released a report on the City's Executive Budget and April Financial
Plan. The report notes that the City expected to end fiscal year 2007 with a record surplus, before discretionary transfers, of $5.63 billion. The fiscal year 2007 surplus was due primarily to increased tax revenue collections, which exceeded the initial projections of the adopted June 2006 budget by $4.95 billion. The report noted that
$1.25 billion of the surplus will be used to pay City and TFA debt maturing in fiscal years 2009 and 2010 and the remaining $4.39 billion will be used for budgetary relief in fiscal years 2008, 2009 and 2010, respectively. The report noted that pension contributions are projected to increase from $4.0 billion in fiscal year 2006 to $6.4 billion in fiscal year 2010, and then remain stable through fiscal year 2011 and employee and retiree health care costs are projected to increase between fiscal years 2007 through 2011 at an average annual rate of about 8.2%.
The report noted that after adjusting for prepayments, debt service, including TFA debt service, is expected to increase by 35.5% over the period from fiscal year 2007 through fiscal year 2011.

   In his report, the City Comptroller identified net resources and risks for fiscal years 2007 through 2011, which, when added to the projected results in the April Financial Plan, would result in a surplus of $200 million in fiscal year 2007, a surplus of $247 million in fiscal year 2008, and lower gaps of $648 million, $2.72 billion and $3.99 billion in fiscal years 2009, 2010 and 2011, respectively. Overall, the City Comptroller's report identified additional net resources exceeding April Financial Plan projections by $200 million, $247 million,
$905 million, $544 million and $298 million in fiscal years 2007 through 2011, respectively. The difference from the April Financial Plan results primarily from City Comptroller tax revenue projections which exceed those in the April Financial Plan by $200 million, $440 million, $1.1 billion, $755 million and $510 million in fiscal years 2007 through 2011, respectively, primarily due to higher forecast business, personal income and real estate transaction tax revenues through the plan period. The report identified risks which offset the higher revenue projections by $193 million, $200 million, $211 million and $212 million in fiscal years 2008 through 2011, respectively, including: (i) increased overtime expenditures of $123 million in fiscal year 2008 and $100 million in each of fiscal years 2009 through 2011; (ii) the shortfall in assumed federal education aid of $50 million in fiscal year 2008 and $100 million in each of the fiscal years 2009 through 2011; and (iii) increased costs of collective bargaining of $20 million in fiscal year 2008, $11 million in fiscal year 2010 and $12 million in fiscal year 2011.

   The report projected significantly higher growth rates in the Gross City Product than that assumed in the
April Financial Plan in calendar years 2007 through 2011. The report projected lower City job growth in calendar year 2007 and higher City job growth in each of calendar years 2008 through 2011, than that assumed in the April
Financial Plan.

   The report also identified issues that could affect the City's financial outlook. These include the significant recurring deficits of HHC which cast uncertainty on HHC's financial outlook in future years and may require increased subsidies to HHC if sufficient gap-closing measures fail to materialize. The report also noted
that the April Financial Plan sets aside approximately $199 million to finance PlaNYC 2030, a long-term plan to accommodate future population and economic growth, and that the City's Ten Year Capital Strategy also reserves
$1.62 billion to finance capital improvements related to PlaNYC 2030.

   On May 30, 2007, the staff of the OSDC issued a report on the April Financial Plan. The OSDC report found that the City expects to realize $8.9 billion in unanticipated resources during fiscal years 2007 and 2008, even after addressing funding needs that were not contemplated at the start of the fiscal year. For fiscal year 2007 alone, the City realized a net benefit of $5.6 billion of which $1.2 billion would be used to retire outstanding debt due in fiscal years 2009 and 2010 and the remaining $4.4 billion used to prepay future expenses in order to close the projected $3.8 billion budget gap in fiscal year 2008 and narrow budget gaps in subsequent fiscal years.

   The OSDC report identified net resources which, when added to the projected results in the April Financial
Plan, would result in a surplus of $275 million in fiscal year 2007, a surplus of $400 million in fiscal year
2008 and lower gaps of $1.15 billion, $3.16 billion and $4.18 billion in fiscal years 2009 through 2011, respectively. The OSDC report identified the risk of increased spending for uniformed agency overtime of $100 million in each of fiscal years 2008 through 2011 offset by higher forecast tax revenues of $275 million, $500 million, $500 million, $200 million and $200 million in each of fiscal years 2007 through fiscal year 2011, respectively. The OSDC report noted net resources exceeding April Financial Plan projections by $275 million,
$400 million, $400 million, $100 million and $100 million in fiscal years 2007 through 2011, respectively.

   In addition to the adjustments to the April Financial Plan projections, the OSDC report identified additional risks and offsets that could have a significant impact on the City. The risks include: (i) the elimination of revenue sharing payments from the State which would produce a net loss of $327 million in each of fiscal years
2008 through 2011; (ii) the possibility that after the expiration of current or tentative collective bargaining agreements, wage increases are negotiated at the projected rate of inflation rather than the 1.8% per annum provided for in the April Financial Plan, which would increase costs by $175 million, $450 million and $795 million in fiscal years 2009 through 2011, respectively. In addition to these risks, the OSDC report noted the potential offsets if the Mayor's tax reduction proposals are not approved by the State which would result in additional tax revenues of $581 million, $797 million, $867 million and $929 million in fiscal years 2008 through
2011, respectively.

   The OSDC report identified other actions taken by the City to provide future benefits, including the contribution of $1 billion in each of fiscal years 2006 and 2007, and $500 million in fiscal year 2008, to fund future OPEBs, such as health insurance for current and future retirees. In addition to the tax reduction proposal, the City also provided increased funding for education and funded the PlaNYC 2030 initiatives to improve the City's environment and infrastructure, to stimulate economic activity and improve the City's competitiveness with surrounding jurisdictions.

   The OSDC also noted that certain City-related public entities which face significant financial challenges could draw on City resources. In addition, the OSDC report noted that the City's debt service burden is projected to increase annually and consume 13.5% of City fund revenues by fiscal year 2011.

   The OSDC report indicated that additional potential risks to the City's budget could come from a prolonged economic downturn, a slowdown in consumer spending, the declining value of the dollar, changes in the mortgage industry and real estate markets, the volatility of energy costs and food prices and the possibility of rising inflation.

   On May 31, 2007, the Control Board released a report on fiscal year 2007, examining the changes in the City's budget during fiscal year 2007 through the April Financial Plan. The report attributed the City's then-projected
$4.4 billion surplus to higher than anticipated collections from taxes, audits and other miscellaneous revenue.
The Control Board staff is expected to issue its report on the Financial Plan in late July 2007.

         On May 15, 2007, the IBO released a report analyzing the April Financial Plan. The IBO report projected that fiscal year 2007 would end with a surplus of approximately $119 million below the $4.15 billion surplus in the April Financial Plan, that revenues would be lower than in the April Financial Plan by $59 million and $17 million in fiscal years 2007 and 2008, respectively, and higher by $279 million, $465 million and $546 million in fiscal years 2009 through 2011, respectively. The IBO report also projected that expenditures would be higher than in the April Financial Plan by $60 million, $121 million, $166 million, $193 million and $168 million in fiscal years 2007 through 2011, respectively. The IBO report differences in revenue projections from the April
Financial Plan results are primarily due to higher IBO forecast personal income and business taxes and lower forecast real property transaction and commercial rent taxes. After giving effect to the use of the fiscal year
2007 surplus for budget relief in future years, the report projected balanced budgets in fiscal years 2007 and
2008, and projected budget gaps of $1.7 billion, $3.0 billion and $3.9 billion in fiscal years 2009 through 2011, respectively.

         Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

         The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

         |X|      Ratings of the City's Bonds.  As of July 19, 2007, Moody's, S&P and Fitch rated the City's general obligations bonds Aa3, AA and AA-, respectively.  These ratings reflected only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

         |X|      The City's Outstanding Indebtedness.  As of March 31, 2007, the City had approximately $36.287 billion of outstanding net long-term indebtedness.

         For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be delays or reductions in State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

         |X|      Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the
City's ability to carry out the Financial Plan.

Other Investment Restrictions

|X|      What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o        The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment
              Objective and Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of Additional Information;

o        The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o        The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o        The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

o        The Trust cannot purchase securities on margin or make short sales of securities;

o        The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o        The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

o        The Trust cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

o        The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

o        The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o        The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.  Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

         In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or SAI will be supplemented to reflect the change.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted the industry classifications of industries and groups or related industries.  These classifications are not fundamental.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o        Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters in its semi-annual report to shareholders and its annual reports to shareholders, or its Statements of Investments on Form N-Q. Those
              documents are publicly available at the SEC.

         Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Trust's behalf.

         The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the
Manager) in connection with the disclosure the Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

         A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

         Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of  Trust portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

         The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Trust's Board, or as an employee, officer and/or trustee of the
Manager, Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Trust's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o        The Trust's independent registered public accounting firm,
o        Members of the Trust's Board and the Board's legal counsel,
o        The Trust's custodian bank,
o        A proxy voting service designated by the Trust and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

         Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Trust, with at least a
15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-
2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

         Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales)
o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the Trust's regular pricing services)
o        Dealers to obtain price quotations where the Trust is not identified as the owner

         Portfolio holdings information (which may include information on the Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security)
         or a defendant,

o        Response to regulatory requests for information (the SEC, Financial Industry Regulatory Authority
         ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o        To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

         The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

         Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Trust's then current policy on approve methods for communicating confidential information, including but not limited to the Trust's policy as to use of secure e-mail technology.

         The Chief Compliance Officer of the Trust and the Manager, Distributor, Sub-Distributor and Transfer
Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and
their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the
Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

               -------------------------------------------- -------------------------------------

               ABG Securities                               Fortis Securities                     Pacific Crest Securities

               -------------------------------------------- -------------------------------------

               ABN AMRO                                     Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a
Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

|X|      Classes  of  Shares.  The  Trust  has a  single  class  of  shares  of  stock.  While  that  class  has no designation,  it is deemed to be the equivalent of Class A for purposes of the  shareholder  account  policies that apply to Class A shares of the Oppenheimer funds.

         Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least
10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a
Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder  and  Trustee  Liability.   The  Trust's  Declaration  of  Trust  contains  an  express  disclaimer  of shareholder  or  Trustee  liability  for  the  Trust's  obligations.  It  also  provides  for  indemnification  and reimbursement  of  expenses  out of the  Trust's  property  for any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Trust shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Trust and shall  satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business  trust  (such as the Trust) to be held  personally liable  as a  "partner"  under  certain  circumstances.  However,  the risk  that a Trust  shareholder  will  incur financial  loss  from  being  held  liable  as a  "partner"  of the  Trust  is  limited  to the  relatively  remote circumstances in which the Trust would be unable to meet its obligations.

         The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a Governance Committee. The Audit
Committee and the Governance Committee are comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit Committee held 7 meetings during the Trust's fiscal year ended June 30, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the
"independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department;
(iv) reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust's independent Auditors and the Independent Trustees;
(vi) reviewing the independence of the Trust's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust, the Manager and certain affiliates of the Manager.

         The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel, Richard F. Grabish and
Beverly L. Hamilton. The Review Committee held 5 meetings during the Trust's fiscal year ended June 30, 2007. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the Investment
Company Act and other applicable law.

         The Governance Committee is comprised solely of Independent Trustees. The members of the Governance
Committee are Robert J. Malone (Chairman), William L. Armstrong, Beverly L. Hamilton and F. William Marshall, Jr.
The Governance Committee held 4 meetings during the Trust's fiscal year ended June 30, 2007. The Governance
Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of Ethics and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance
Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish, each of the Trustees is an Independent
Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds
(referred to as "Board II Funds") except for Mr. Grabish who serves as Trustee for only the following funds:
Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial
New York Tax Exempt Trust and Centennial Tax Exempt Trust:

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust II
Oppenheimer Capital Income Fund                                Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Senior Floating Rate Fund
Oppenheimer Commodity Strategy Total Return Fund               Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                    Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Trust,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees are permitted  to  purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without sales  charge.  The sales charge on Class A shares is waived for that group  because of the reduced  sales  efforts realized by the Distributor.

         Messrs. Ullyatt, Gillespie, Murphy, Petersen, Szilagyi Vandehey, Wixted and Zack, and Mss. Bloomberg and
Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II
Funds. As of August 7, 2007 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager, Distributor or Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or the
Sub-Distributor of the Board II Funds.

         Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------
Name,                         Principal   Occupation(s)   During  Past  5  Years;  Other   Dollar Range       Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
Position(s) Held with the                                                                    of Shares      Beneficially
Trust,                                                                                     Beneficially     Owned in All
Length of Service,            Trusteeships/Directorships  Held;  Number of Portfolios in   Owned in the      Supervised
Age                           Fund Complex Currently Overseen                                  Trust            Funds
----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------------------------

                                                                                              As of December 31, 2006

----------------------------- ----------------------------------------------------------- ---------------------------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

William L. Armstrong,         President, Colorado Christian University (since 2006);      None             Over $100,000
Chairman of the Board since   Chairman, Cherry Creek Mortgage Company (since 1991),
2003 and Trustee since 2000   Chairman, Centennial State Mortgage Company (since 1994),
Age: 70                       Chairman,The El Paso Mortgage Company (since 1993);
                              Chairman, Ambassador Media Corporation (since 1984);
                              Chairman, Broadway Ventures (since 1984); Director of
                              Helmerich & Payne, Inc. (oil and gas drilling/production
                              company) (since 1992), Campus Crusade for Christ
                              (non-profit) (since 1991); Former Director, The Lynde and
                              Harry Bradley Foundation, Inc. (non-profit organization)
                              (2002-2006); former Chairman of: Transland Financial
                              Services, Inc. (private mortgage banking company)
                              (1997-2003), Great Frontier Insurance (1995-2000),
                              Frontier Real Estate, Inc. (residential real estate
                              brokerage) (1994-2000) and Frontier Title (title
                              insurance agency) (1995-2000); former Director of the
                              following: UNUMProvident (insurance company) (1991-2004),
                              Storage Technology Corporation (computer equipment
                              company) (1991-2003) and International Family
                              Entertainment (television channel) (1992-1997); U.S.
                              Senator (January 1979-January 1991). Oversees 37
                              portfolios in the OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

George C. Bowen, Trustee      Assistant Secretary and Director of the Manager (December   None             Over $100,000
since 2000                    1991-April 1999); President, Treasurer and Director of
Age: 70                       Centennial Capital Corporation (June 1989-April 1999);
                              Chief Executive Officer and Director of MultiSource
                              Services, Inc. (March 1996-April 1999); Mr. Bowen held
                              several positions with OppenheimerFunds, Inc. and with
                              subsidiary or affiliated companies of OppenheimerFunds,
                              Inc. (September 1987-April 1999). Oversees 37 portfolios
                              in the OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

Edward L. Cameron, Trustee    Member of The Life Guard of Mount Vernon (George            None             Over $100,000
since 2000                    Washington historical site) (June 2000 - May 2006);
Age: 68                       Partner at PricewaterhouseCoopers LLP (accounting firm)
                              (July 1974-June 1999); Chairman of Price Waterhouse LLP
                              Global Investment Management Industry Services Group
                              (financial services firm) (July 1994-June 1998). Oversees
                              37 portfolios in the OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

Jon S. Fossel,                Director of UNUMProvident (insurance company) (since June   None             Over $100,000
Trustee since 2000            2002); Director of Northwestern Energy Corp. (public
Age: 65                       utility corporation) (since November 2004); Director of
                              P.R. Pharmaceuticals (October 1999-October 2003);
                              Director of Rocky Mountain Elk Foundation (non-profit
                              organization) (February 1998-February 2003 and since
                              February 2005); Chairman and Director (until October
                              1996) and President and Chief Executive Officer (until
                              October 1995) of OppenheimerFunds, Inc.; President, Chief
                              Executive Officer and Director of the following:
                              Oppenheimer Acquisition Corp. ("OAC") (parent holding
                              company of OppenheimerFunds, Inc.), Shareholders
                              Services, Inc. and Shareholder Financial Services, Inc.
                              (until October 1995). Oversees 37 portfolios in the
                              OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

Sam Freedman,                 Director of Colorado Uplift (charitable organization)       None             Over $100,000
Trustee since 1996            (since September 1984). Mr. Freedman held several
Age: 66                       positions with OppenheimerFunds, Inc. and with subsidiary
                              or affiliated companies of OppenheimerFunds, Inc. (until
                              October 1994). Oversees 37 portfolios in the
                              OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

Beverly L. Hamilton,          Trustee of Monterey Institute for International Studies     None             Over $100,000
Trustee since 2002            (educational organization) (since February 2000); Board
Age: 60                       Member of Middlebury College (educational organization)
                              (since December 2005); Director of The California
                              Endowment (philanthropic organization) (since April
                              2002); Director (February 2002-2005) and Chairman of
                              Trustees (since 2006) of the Community Hospital of
                              Monterey Peninsula; Director (October 1991-2005) and Vice
                              Chairman (since 2006) of American Funds' Emerging Markets
                              Growth Fund, Inc. (mutual fund); President of ARCO
                              Investment Management Company (February 1991-April 2000);
                              Member of the investment committees of The Rockefeller
                              Foundation (since 2001) and The University of Michigan
                              (since 2000); Advisor at Credit Suisse First Boston's
                              Sprout venture capital unit (venture capital fund)
                              (1994-January 2005); Trustee of MassMutual Institutional
                              Funds (investment company) (1996-June 2004); Trustee of
                              MML Series Investment Fund (investment company) (April
                              1989-June 2004); Member of the investment committee of
                              Hartford Hospital (2000-2003); and Advisor to Unilever
                              (Holland) pension fund (2000-2003). Oversees 37
                              portfolios in the OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

Robert J. Malone, Trustee     Director of Jones Knowledge, Inc. (since 2006); Director    None             Over $100,000
since 2002                    of Jones International University (educational
Age: 62                       organization) (since August 2005); Chairman, Chief
                              Executive Officer and Director of Steele Street State
                              Bank (commercial banking) (since August 2003); Director
                              of Colorado UpLIFT (charitable organization) (since
                              1986); Trustee of the Gallagher Family Foundation
                              (non-profit organization) (since 2000); Former Chairman
                              of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                              formerly Colorado National Bank) (July 1996-April 1999);
                              Director of Commercial Assets, Inc. (real estate
                              investment trust) (1993-2000); Director of Jones
                              Knowledge, Inc. (2001-July 2004); and Director of U.S.
                              Exploration, Inc. (oil and gas exploration)
                              (1997-February 2004). Oversees 37 portfolios in the
                              OppenheimerFunds complex.

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

F. William Marshall, Jr.,     Trustee of MassMutual Select Funds (formerly MassMutual     None             Over $100,000
Trustee since 2000            Institutional Funds) (investment company) (since 1996)
Age: 65                       and MML Series Investment Fund (investment company)
                              (since 1996); Trustee of Worchester Polytech Institute
                              (since 1985); Chairman (since 1994) of the Investment
                              Committee of the Worcester Polytech Institute (private
                              university); President and Treasurer of the SIS Funds
                              (private charitable fund) (since January 1999); Chairman
                              of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                              (commercial bank) (January 1999-July 1999); and Executive
                              Vice President of Peoples Heritage Financial Group, Inc.
                              (commercial bank) (January 1999-July 1999). Oversees 39
                              portfolios in the OppenheimerFunds complex.*

----------------------------- ----------------------------------------------------------- ---------------- ----------------
----------------------------- ----------------------------------------------------------- ---------------- ----------------

----------------------------- ----------------------------------------------------------- ---------------- ----------------
*    Includes two open-end investment companies: MassMutual Select Funds and MML Series Investment Fund. In
     accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select
     Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider
     MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

         The address of Mr. Grabish in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Mr.
Grabish serves for an indefinite term, until his resignation, retirement, death or removal. Mr. Grabish is an
"Interested Trustee" because of his affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

                                                Interested Trustee

-------------------------- ------------------------------------------------------------- ---------------- ----------------
Name,                      Principal Occupation(s) During Past 5 Years; Other             Dollar Range       Aggregate
                                                                                                           Dollar Range
                                                                                                             of Shares
Position(s) Held with                                                                       of Shares      Beneficially
the Trust,                                                                                Beneficially     Owned in All
Length of Service,         Trusteeships/Directorships Held; Number of Portfolios in       Owned in the      Supervised
Age                        Fund Complex Currently Overseen                                    Trust            Funds
-------------------------- ------------------------------------------------------------- ---------------- ----------------
-------------------------- ------------------------------------------------------------- ---------------------------------

                                                                                             As of December 31, 2006

-------------------------- ------------------------------------------------------------- ---------------------------------
-------------------------- ------------------------------------------------------------- ----------- ---------------------

Richard F. Grabish,        Senior Vice President and Assistant Director of Sales and        None        Over $100,000
Trustee since 2001         Marketing (since March 1997), Director (since March 1987)
Age: 58                    and Manager of Private Client Services (June 1985-June

                           2005) of A.G. Edwards & Sons, Inc. (broker/dealer and
                           investment firm); Chairman and Chief Executive Officer of
                           A.G. Edwards Trust Company, FSB (since March 2001);
                           President and Vice Chairman of A.G. Edwards Trust Company,
                           FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser)
                           (since June 2005). Oversees 5 portfolios in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------- ----------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager and OppenheimerFunds,
Inc. by virtue of his positions as an officer and director of the Manager and OppenheimerFunds, Inc., and as a shareholder of its parent company. The address of Mr. Murphy in the chart below is Two World Financial Center,
225 Liberty Street 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the Chief Executive Officer of OppenheimerFunds, Inc., he will resign as a Trustee of the Trust and the other Board II Funds (defined below) for which he is a director or trustee.

------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- -------------------
Name,                       Principal Occupation(s) During Past 5 Years;                   Dollar Range    Aggregate Dollar
                                                                                                           Range Of Shares
Position(s) Held with                                                                      of Shares       Beneficially
Trust,                                                                                     Beneficially    Owned in
Length of Service,          Other Trusteeships/Directorships Held; Number of Portfolios    Owned in the    All Supervised
Age                         in Fund Complex Currently Overseen by Trustee                  Trust           Funds
--------------------------- -------------------------------------------------------------- --------------- -------------------
--------------------------- -------------------------------------------------------------- -----------------------------------

                                                                                                As of December 31, 2006

--------------------------- -------------------------------------------------------------- -----------------------------------
--------------------------- -------------------------------------------------------------- --------------- -------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of              None            Over $100,000
President                   OppenheimerFunds, Inc. (since June 2001); President of
Since 2001and Trustee       OppenheimerFunds, Inc. (September 2000-March 2007);
since 2003                  President and director or trustee of other Oppenheimer
Age: 58                     funds; President and Director of OAC and of Oppenheimer
                            Partnership Holdings, Inc. (holding company subsidiary of
                            OppenheimerFunds, Inc.) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of
                            OppenheimerFunds, Inc.) (since November 2001); Chairman and
                            Director of Shareholder Services, Inc. and of Shareholder
                            Financial Services, Inc. (transfer agent subsidiaries of
                            OppenheimerFunds, Inc.) (since July 2001); President and
                            Director of OppenheimerFunds Legacy Program (charitable
                            trust program established by OppenheimerFunds, Inc.) (since
                            July 2001); Director of the following investment advisory
                            subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI
                            Institutional Asset Management, Inc., Trinity Investment
                            Management Corporation and Tremont Capital Management, Inc.
                            (since November 2001), HarbourView Asset Management
                            Corporation and OFI Private Investments, Inc. (since July
                            2001); President (since November 2001) and Director (since
                            July 2001) of Oppenheimer Real Asset Management, Inc.;
                            Executive Vice President of Massachusetts Mutual Life
                            Insurance Company (OAC's parent company) (since February
                            1997); Director of DLB Acquisition Corporation (holding
                            company parent of Babson Capital Management LLC) (since June
                            1995); Member of the Investment Company Institute's Board of
                            Governors (since October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc. (September 2000-June 2001);
                            President and Trustee of MML Series Investment Fund and
                            MassMutual Select Funds (open-end investment companies)
                            (November 1999-November 2001); Director of C.M. Life
                            Insurance Company (September 1999-August 2000); President,
                            Chief Executive Officer and Director of MML Bay State Life
                            Insurance Company (September 1999-August 2000); Director of
                            Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                            Oversees 102 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- --------------- -------------------

         The address of the officers in the chart below is as follows: Messrs. Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, New York, NY 10281-1008, Messrs. Ullyatt, Petersen, Szilagyi, Vandehey and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------
                                                    Officers of the Trust
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------
Name,                                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Service,
Age
------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Cameron T. Ullyatt,                              Vice President (since August 2006) of the Fund and Vice President (since
Vice President and Portfolio Manager since 2006  July 2006) of the Manager and OppenheimerFunds, Inc.; a Chartered Financial
Age:  32                                         Analyst; an officer of 3 portfolios in the OppenheimerFunds complex.

                                                 Formerly an Assistant Vice President (since December 2000) and an analyst for the Manager and OppenheimerFunds, Inc. (since January 1999).
------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Mark S. Vandehey,                                Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc.
Vice President and Chief Compliance Officer      (since March 2004); Chief Compliance Officer of the Manager,
since 2004                                       OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (since
Age:  56                                         March 2004); Vice President of the Manager, OppenheimerFunds Distributor,
                                                 Inc., and Shareholder Services, Inc. (June 1983); Vice President and
                                                 Director of Internal Audit of OppenheimerFunds, Inc. (1997-February 2004).
                                                 An officer of 102 portfolios in the Oppenheimer funds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Brian W. Wixted,                                 Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer and Principal Financial & Accounting   1999); Treasurer of the following: Shareholder Services, Inc., HarbourView
Officer since April 1999                         Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 47                                          Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                                 Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                                 March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                                 (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                                 2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                                                 Chief Financial Officer of OFI Trust Company (trust company subsidiary of
                                                 OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since
                                                 March 1999); and Assistant Treasurer of the Manager and Distributor (March
                                                 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                                 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                                 Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Brian Petersen,                                  Vice President of OppenheimerFunds, Inc. (since February 2007); Assistant
Assistant Treasurer since 2004                   Vice President (August 2002-February 2007); Manager/Financial Product
Age: 36                                          Accounting of OppenheimerFunds, Inc. (November 1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex..

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Brian C. Szilagyi,                               Assistant Vice President of OppenheimerFunds, Inc. (since July 2004);
Assistant Treasurer since 2005                   Director of Financial Reporting and Compliance of First Data Corporation
Age: 37                                          (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC
                                                 (May 2001-March 2003); Director of Mutual Fund Operations at American Data
                                                 Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Robert G. Zack,                                  Executive Vice President (since January 2004) and General Counsel (since
Vice President & Secretary                       March 2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and
since 2001                                       Distributor (since December 2001); General Counsel and Director of
Age: 59                                          OppenheimerFunds Distributor, Inc. (since December 2001); Senior Vice
                                                 President, General Counsel and Director of the Transfer Agent, Shareholder
                                                 Financial Services, Inc., OFI Private Investments, Inc. and OFI Trust
                                                 Company (since November 2001); Senior Vice President and General Counsel of
                                                 HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                                 September 1997) and Director (since November 2001) of OppenheimerFunds
                                                 International Ltd. and OppenheimerFunds plc; Vice President and Director of
                                                 Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                                 Oppenheimer Real Asset Management, Inc. (since November 2001); Vice
                                                 President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                                 President and General Counsel of OFI Institutional Asset Management, Inc.
                                                 (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                                 December 2003); Senior Vice President (May 1985-December 2003), Acting
                                                 General Counsel (November 2001-February 2002) and Associate General Counsel
                                                 (May 1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of
                                                 the following: the Transfer Agent (May 1985-November 2001), Shareholder
                                                 Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                                 International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Lisa I. Bloomberg,                               Vice President and Associate Counsel of OppenheimerFunds, Inc. (since May
Assistant Secretary since 2004                   2004); First Vice President (April 2001-April 2004), Associate General
Age:  39                                         Counsel (December 2000-April 2004), Corporate Vice President (May 1999-April
                                                 2001) and Assistant General Counsel (May 1999-December 2000) of UBS
                                                 Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of
                                                 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Kathleen T. Ives,                                Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                              (since October 2003) of OppenheimerFunds, Inc.; Vice President (since 1999)
since 2001                                       and Assistant Secretary (since October 2003) of the Distributor; Assistant
Age: 41                                          Secretary of the Manager (since October 2003); Vice President and Assistant
                                                 Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                                 OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                                 (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                                 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------
Phillip S. Gillespie,                            Senior Vice President and Deputy General Counsel of OppenheimerFunds, Inc.

Assistant Secretary since 2004                   (since September 2004); First Vice President (2000-September 2004), Director
Age:  43                                         (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch
                                                 Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------ ------------------------------------------------------------------------------

|X|      Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the
Manager, receive no salary or fee from the Trust. The Independent Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended June 30, 2007. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------- -------------------------------- -------------------------------
   Trustee   Name  and  Other   Position(s)   (as      Aggregate Compensation       Total Compensation From Trust
   applicable)                                        from Trust(1) Fiscal Year     and Fund Complex(2) Year

                                                         Ended June 30, 2007        ended December 31, 2006

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------
   William L. Armstrong

   Chairman   of  the  Board  of   Trustees   and                                               $214,504
   Governance Committee Member                                    $900

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   George Bowen                                                   $625                          $143,000

   Audit Committee Member
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Edward L. Cameron                                              $750                          $171,600

   Audit Committee Chairman
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Jon S. Fossel                                                  $641                          $154,174
   Review Committee Member

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Sam Freedman                                                   $660                          $143,000
   Review Committee Chairman

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Richard F. Grabish((3))                                        $625                           $13,167

   Review Committee Member
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Beverly Hamilton
   Review Committee Member and Governance                      $625((4))                        $143,000
   Committee Member

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   Robert J. Malone
   Governance Committee Chairman and Audit                        $719                          $164,452
   Committee Member

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- -------------------------------- -------------------------------

   F. William Marshall, Jr.
   Audit Committee Member and Governance                          $625                        $205,500((5))
   Committee Member

-------------------------------------------------- -------------------------------- -------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                      Management Fee Paid to

1.   "Aggregate   Compensation  From  the  Trust"  includes  fees  and  deferred compensation, if any.

2.   In  accordance  with SEC  regulations,  for purposes of this section  only,
     "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional
     Funds, the Mass Mutual Select Funds and the MML Series Investment Fund, the
     investment   adviser  for  which  is  the   indirect   parent   company  of
     OppenheimerFunds,   Inc.   OppenheimerFunds,   Inc.   also  serves  as  the
     Sub-Advisor to the following: MassMutual Premier International Equity Fund,
     MassMutual  Premier Main Street Fund,  MassMutual  Premier Strategic Income
     Fund,  MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
     Global  Fund.   OppenheiemerFunds,   Inc.  does  not  consider   MassMutual
     Institutional Funds, MassMutual Select Funds and MML Series Investment Fund
     to be part of the  OppenheimerFunds'  "Fund  Complex"  as that  term may be otherwise interpreted.

3.   Mr.  Grabish  serves as Trustee for only the  following  funds:  Centennial
     California Tax Exempt Trust,  Centennial Government Trust, Centennial Money
     Market  Trust,  Centennial  New York Tax Exempt  Trust and  Centennial  Tax
     Exempt Trust.

4.   Includes $625 deferred by Ms.  Hamilton  under the  "Compensation  Deferral
     Plan" described below.

5.   Includes $51,000 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

     Compensation Deferral Plan for Trustees.  The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Trust.  Under the plan, the compensation  deferred by a Trustee is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustees.  The amount paid to the Trustees under the plan will be determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Trust's assets,  liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular  level of  compensation  to any  Trustees.  Pursuant to an Order issued by the SEC, the
Trust may invest in the funds  selected  by the Trustee  under the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustees' deferred compensation account.

     |X| Major Shareholders.  As of August 7, 2007, the only person who owned of record or was known by the Trust to own  beneficially  5% or more of the Trust's outstanding  shares was A.G. Edwards &  Sons, Inc.  ("Edwards") for the sole
Benefit of its Customers,  Attn. Money Fund Dept., 1 North Jefferson Avenue, St.
Louis,  Missouri 63103, which owned 62,404,148.870 shares of the Trust which was
95.82% of the outstanding  shares of the Trust on that date, for accounts of its customers  none of  whom  individually  owned  more  than 5% of the  outstanding shares.

The  Manager.  The  Manager,   Centennial  Asset  Management   Corporation,   is
wholly-owned by  OppenheimerFunds,  Inc., which is a wholly-owned  subsidiary of
Oppenheimer  Acquisition  Corp., a holding company  controlled by  Massachusetts
Mutual Life  Insurance  Company a global,  diversified  insurance  and financial services Centennial Asset Management organization. Corporation

     The  portfolio  manager  of the Trust is  principally  responsible  for the day-to-day management of the Trust's investment portfolio.  Other members of the
Manager's  fixed-income  portfolio  department,  particularly security analysts, traders and other portfolio  managers,  have broad experience with  fixed-income securities. They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X| Code of Ethics. The Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper  personal trading by certain  employees, including portfolio managers,  that have access to information that could permit them  to  would  compete  with  or  take  advantage  of  the  Trust's  portfolio transactions.  Covered persons include persons with knowledge of the investments and  investment  intentions of the Trust and other funds advised by the Manager.
The Code of  Ethics  does  permit  personnel  subject  to the Code to  invest in securities,  including  securities  that may be  purchased or held by the Trust, subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully  monitored  and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

The Code of Ethics is an exhibit to the  Trust's  registration  statement  filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Trust's  registration  statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Trust under an  investment  advisory agreement between the Manager and the Trust. The Manager selects  securities for the Trust's  portfolio  and  handles  its  day-to-day  business.  The  agreement requires the Manager,  at its expense, to provide the Trust with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required to  provide  effective  administration  for the  Trust.  Those  responsibilities include  the  compilation  and  maintenance  of  records  with  respect  to  its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

     The Trust pays  expenses  not  expressly  assumed by the Manager  under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust. The major categories  relate to interest,  taxes, fees to unaffiliated Trustees, legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs. The management fees paid by the  Trust to the  Manager  are  calculated  at the  rates  described  in the
Prospectus. The management fees paid by the Trust to the Manager during its last three fiscal years were:

             Fiscal Year ended 6/30
----------------------------------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2005                                                     $289,837
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

          2006                                                     $298,993

------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

          2007                                                     $316,297

------------------------- --------------------------------------------------------------------------------------------

         The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  Additionally, effective July 7, 2003, the
Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the
Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to terminate or amend either undertaking at any time. For the fiscal years ended June 30, 2005, 2006 and 2007, the management fees payable by the Trust would have been $289,837, $270,869 and $280,704 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $0, $28,124 and
$35,593 for the fiscal years ended June 30, 2005, 2006 and 2007 respectively

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt (referred to as "Portfolio Manager").
He is the person who is responsible for the day-to-day management of the Trust's investments.

           Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of
June 30, 2007. No account has a performance-based advisory fee:

                               -----------------------------------------------------------------------------------------

         Portfolio Manager                    OthertAccountseManaged    ToTotalsAssetsn       Total Assets in Other Pooled Investment Vehicles Managed(1)
                                                                       in OthersAccounts
                                                                           Managed(2)          Investment
                                                Companies Managed     Companies Managed(1)  Vehicles Managed

         ---------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Cameron Ullyatt                 2            1,880           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------

         1.  In millions.
         2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

         As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment objectives and strategies of the other fund and accounts are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.
If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the
Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of
Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

        Compensation of the Portfolio Manager.  The Trust's Portfolio Manager is employed and compensated by the
Manager, not the Trust. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2007 the Portfolio
Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper - New York Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

                 Ownership of the Trust's Shares.  As of June 30, 2007 the Portfolio Manager did not
         beneficially own any shares of the Trust.

         |X|  The Distributor. Under its General Distributor's agreement with the Trust, Centennial Asset
Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.
However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent
Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set
no minimum amount of assets to qualify for payments under the plan.

         |X|  Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2007 payments under the plan totaled $125,640. The Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $808 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      For the fiscal year ended June 30, 2007, the Manager paid, in the aggregate, $176,254 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager, the
Distributor and/or the Sub-Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o        ongoing asset-based payments attributable to the share class selected, including fees payable under the
              Trust's service plan adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Trust's assets (see " Service Plan" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the
              Manager, Distributor or Sub-Distributor for expenses they incur on behalf of the Trust.
o        Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Trust.
         These payments are made at the discretion of the Manager, the Distributor and/or the Sub-Distributor.
         These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Trust listed above.
o        These types of payments may reflect compensation for marketing support, support provided in offering the
              Trust or other Oppenheimer or Centennial funds through certain trading platforms and programs, transaction processing or other services;

o        The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager, Distributor and Sub-Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the
Distributor or the Sub-Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other Oppenheimer or Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the
Trust or such funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the Trust or other Oppenheimer or
               Centennial funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the Oppenheimer and Centennial funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund
               "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer and Centennial funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager, Distributor or Distributor for marketing or program support:

=========================================================== ========================================================

1st Global Capital Co.                                       Advantage Capital Corporation / FSC

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Aegon                                                       Aetna Life Ins & Annuity Co.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 AG Edwards                                                  AIG Financial Advisors

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----------------------------------------------------------- --------------------------------------------------------

 AIG Life                                                    Allianz Life Insurance Company

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 Allstate Life                                               American Enterprise Life Insurance

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----------------------------------------------------------- --------------------------------------------------------

 American General Annuity                                    American Portfolios

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----------------------------------------------------------- --------------------------------------------------------

 Ameriprise                                                  Ameritas

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 Annuity Investors Life                                      Associated Securities

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----------------------------------------------------------- --------------------------------------------------------

 AXA Advisors                                                AXA Equitable Life Insurance

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 Banc One Securities Corporation                             BNY Investment Center

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Cadaret Grant & Co, Inc.                                    Chase Investment Services

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Citicorp Investment Services, Inc.                          Citigroup Global Markets Inc (SSB)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 CitiStreet                                                  Citizen's Bank of Rhode Island

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Columbus Life                                               Commonwealth Financial Network

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 CUNA Brokerage Services, Inc.                               CUSO Financial Services, L.P.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Edward D Jones & Co.                                        Federal Kemper

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 Financial Network (ING)                                     GE Financial Assurance

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 GE Life & Annuity                                           Genworth Financial

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 GlenBrook Life and Annuity Co.                              Great West Life

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Hartford Life Insurance Co.                                 HD Vest Investment Services

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Hewitt Associates                                           IFMG Securities, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 ING Financial Advisers                                      ING Financial Partners

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 Jefferson Pilot Securities Co.                              Kemper Investors Life Insurance Co.

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 Legend Equities Co.                                         Legg Mason Wood Walker

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 Lincoln Benefit National Life                               Lincoln Financial

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 Lincoln Investment Planning, Inc.                           Linsco Private Ledger Financial

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----------------------------------------------------------- --------------------------------------------------------

 Mass Mutual                                                 McDonald Investments, Inc.

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 Merrill Lynch                                               Minnesota Life

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 Mony Life                                                   Morgan Stanley Dean Witter

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 Multifinancial (ING)                                        Mutual Service Co.

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 National Planning Co.                                       Nationwide

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 NFP                                                         Park Avenue Securities LLC

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 PFS Investments, Inc.                                       Phoenix Life Insurance Co.

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 Plan Member Securities                                      Prime Capital Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Primevest Financial Services, Inc.                          Protective Life Insurance Co.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Provident Mutual Life & Annuity                             Prudential

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----------------------------------------------------------- --------------------------------------------------------

 Raymond James & Associates, Inc.                            RBC Daine Rauscher

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----------------------------------------------------------- --------------------------------------------------------

 Royal Alliance                                              Securities America, Inc.

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----------------------------------------------------------- --------------------------------------------------------

 Security Benefit                                            Security First-Metlife

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----------------------------------------------------------- --------------------------------------------------------

 Signator Investments                                        Sun Life Insurance Co.

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----------------------------------------------------------- --------------------------------------------------------

 Sun Trust Securities, Inc.                                  Thrivent Financial

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----------------------------------------------------------- --------------------------------------------------------

 Travelers Life & Annuity Co.                                UBS Financial Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
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 Union Central                                               United Planners

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 Wachovia                                                    Walnut Street Securities (Met Life)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

 Waterstone Financial Group                                  Wells Fargo

=========================================================== ========================================================

         For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager, Distributor or Sub-Distributor for administrative or other services provided
(other than revenue sharing arrangements), as described above:

=========================================================== ========================================================

1st Global Capital Co.                                      A G Edwards

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----------------------------------------------------------- --------------------------------------------------------

ACS HR Solutions                                            ADP

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AETNA Life Ins & Annuity Co.                                Alliance Benefit Group

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

American Enterprise Investments                             American Express Retirement Service

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

American Funds (Fascorp)                                    American United Life Insurance Co.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Ameriprise                                                  Ameritrade, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AMG Administrative Management Group                         AST (American Stock & Transfer)

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AXA Advisors                                                Baden Retirement

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BCG - New                                                   BCG (Programs for Benefit Plans)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Bear Stearns Securities Co.                                 Benefit Administration, Inc.(WA)

----------------------------------------------------------- --------------------------------------------------------
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Benefit Administration, Inc.(WIS)                           Benefit Plans Administration

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----------------------------------------------------------- --------------------------------------------------------

Benetech, Inc.                                              Bisys

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----------------------------------------------------------- --------------------------------------------------------

Boston Financial Data Services                              Ceridian

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Charles Schwab & Co, Inc.                                   Citigroup Global Markets Inc (SSB)

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CitiStreet                                                  City National Investments

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Clark Consulting                                            CPI

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DA Davidson & Co.                                           Daily Access. Com, Inc.

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Davenport & Co, LLC                                         David Lerner Associates

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Digital Retirement Solutions                                DR, Inc.

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Dyatech                                                     E*Trade Clearing LLC

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Edgewood                                                    Edward D Jones & Co.

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Equitable Life / AXA                                        ERISA Administrative Svcs, Inc

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ExpertPlan.com                                              FAS Co. (FASCore/RK Pro)

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FBD Consulting                                              Ferris Baker Watts, Inc.

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Fidelity                                                    First Clearing LLC

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First Southwest Co.                                         First Trust - Datalynx

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First Trust Corp                                            Franklin Templeton

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Geller Group                                                Great West Life

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H&R Block Financial Advisors, Inc.                          Hartford Life Insurance Co.

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HD Vest Investment Services                                 Hewitt Associates

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HSBC Brokerage USA, Inc.                                    ICMA - RC Services

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Independent Plan Coordinators                               Ingham Group

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Interactive Retirement Systems                              Invesmart

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Janney Montgomery Scott, Inc.                               JJB Hillard W L Lyons, Inc.

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John Hancock                                                JP Morgan

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July Business Services                                      Kaufman & Goble

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Legend Equities Co.                                         Legg Mason Wood Walker

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Lehman Brothers, Inc.                                       Liberty-Columbia 529 Program

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Lincoln Investment Planning, Inc.                           Lincoln National Life Insurance Co.

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Linsco Private Ledger Financial                             MassMutual

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Matrix Settlement & Clearance Services                      McDonald Investments, Inc.

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Mercer HR Services                                          Merrill Lynch

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Mesirow Financial, Inc.                                     MetLife

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MFS Investment Management                                   Mid Atlantic Capital Co.

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Milliman USA                                                Morgan Keegan & Co, Inc.

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Morgan Stanley Dean Witter                                  Nathan & Lewis Securities, Inc.

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National City Bank                                          National Deferred Comp

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National Financial                                          National Investor Services Co.

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Nationwide                                                  Newport Retirement Services

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Northwest Plan Services                                     NY Life Benefits

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Oppenheimer & Co, Inc.                                      Peoples Securities, Inc.

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Pershing                                                    PFPC

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Piper Jaffray & Co.                                         Plan Administrators

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Plan Member Securities                                      Primevest Financial Services, Inc.

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Principal Life Insurance                                    Prudential

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PSMI Group                                                  Quads Trust Company

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Raymond James & Associates, Inc.                            Reliastar

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Robert W Baird & Co.                                        RSM McGladrey

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Scott & Stringfellow, Inc.                                  Scottrade, Inc.

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Southwest Securities, Inc.                                  Standard Insurance Co

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Stanley, Hunt, Dupree & Rhine                               Stanton Group, Inc.

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Sterne Agee & Leach, Inc.                                   Stifel Nicolaus & Co, Inc.

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Sun Trust Securities, Inc.                                  Symetra

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T Rowe Price                                                The 401k Company

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The Princeton Retirement Group Inc.                         The Retirement Plan Company, LLC

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TruSource                                                   TruSource Union Bank of CA

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UBS Financial Services, Inc.                                Unified Fund Services (UFS)

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US Clearing Co.                                             USAA Investment Management Co.

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USI Consulting Group                                        Valic

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Vanguard Group                                              Wachovia

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Web401K.com                                                 Wedbush Morgan Securities

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Wells Fargo                                                 Wilmington Trust

=========================================================== ========================================================

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the
Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.
Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|        Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of 1%.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the
Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated
federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by 1 minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|      Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o        Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n      - 1    = Average Annual Total Return
  P

o        Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

---------------- ---------------- ------------------------------------------ --------------------------------------
                                            Tax-Equivalent Yield

                   Compounded      (39.45% Combined State and Federal Tax        Average Annual Total Returns
     Yield       Effective Yield                  Brackets)                              (at 6/30/07)

 (7 days ended    (7 days ended

   6/30/07)         6/30/07)

---------------- ---------------- ------------------------------------------ --------------------------------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
                                          Yield              Compounded
                                         (7 days          Effective Yield
                                          ended            (7 days ended       1-Year     5 Years      10 Years

                                        6/30/07)              6/30/07)

---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

     3.10%            3.15%               5.33%                5.41%           2.93%       1.39%         1.92%

---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

         |X|  Other Performance Comparisons.  Yield information may be useful to investors in reviewing the
Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the NYSE") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this SAI mean "Eastern time."  The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower
(and net investment income and dividends higher) than those of a fund holding the identical investments as the
Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank ("the Bank") for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the
Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Trust will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

         (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
              Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)      acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No  distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Absolute Return Fund                               Oppenheimer MidCap Fund
Oppenheimer AMT-Free Municipals                                Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                       Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                      Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                                  Conservative Investor Fund
Oppenheimer Baring Japan Fund                                  Moderate Investor Fund
Oppenheimer Core Bond Fund                                     Equity Investor Fund
Oppenheimer California Municipal Fund                          Active AllocationFund
Oppenheimer Capital Appreciation Fund                          Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                                Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                               Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund               Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                        Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Developing Markets Fund                            Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Discovery Fund                                     Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund                               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund                               Oppenheimer Real Estate Fund

Oppenheimer Emerging Technologies Fund                         Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                    Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                        Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                          Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund                       Oppenheimer Rochester National Municipals
Oppenheimer Growth Fund                                        Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                            Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund                     Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                          Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                           Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund             Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund                       Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                        Oppenheimer Value Fund
Oppenheimer Main Street Fund                                   Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund                       Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                                      Centennial Government Trust
Oppenheimer Institutional Money Market Fund                    Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                         Centennial Tax Exempt Trust

         Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash
Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|      Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

|X|      Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|      Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust, the Trust may refuse the request.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this SAI or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend, suspend or terminate the exchange privilege at any time.  Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

         The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the
Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|      Qualification  as a  Regulated  Investment  Company.  The Trust  has  elected  to be taxed as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code  of  1986,  as  amended.  As a  regulated investment  company,  the Trust is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses) and capital gain net income  (that  is,  the  excess  of net  long-term  capital  gains  over net  short-term  capital  losses)  that it distributes to shareholders.

         If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or Foreign income Franchise or withholding liabilities.

|X|      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions. The Trust intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the
Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the
Trust's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

         A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The Trust's dividends will not be eligible for the dividends-received deduction for corporations.
Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

         In any year in which the Trust qualifies as a regulated investment company under the Internal Revenue
Code, the Trust will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes. That exemption applies to the extent that the Trust's distributions are attributable to interest on New York municipal securities. Distributions from the Trust attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

         Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York
City general corporation tax for corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

         The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.
The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

         If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35%
corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). And any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy to the IRS.

|X|      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

|X|      Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person  (including, but not limited to, a nonresident alien individual,  a foreign trust, a foreign estate, a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's  income from the Trust is  effectively connected with the conduct of a U.S. trade or business.  Typically,  ordinary income  dividends paid (not including exempt-interest dividends paid by the Trust) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S.
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the U.S. Treasury all income and any tax withheld and is identified in reports mailed to shareholders in
January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial intermediaries and institutions that have a sales agreement with the Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent, is responsible for maintaining the
Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the
Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent Registered Public
Accounting Firm for the Trust. Deloitte & Touche LLP audits the Trust's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Trust must be pre-approved by the Audit Committee.
17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. DELOITTE & TOUCHE LLP Denver, Colorado August 8, 2007 6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF INVESTMENTS June 30, 2007 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 ---------------------------------------------------------------------------------------------------------------------- SHORT-TERM TAX-EXEMPT OBLIGATIONS--101.9% ---------------------------------------------------------------------------------------------------------------------- NEW YORK--101.1% Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 4.15% 1 $ 875,000 $ 875,000 ---------------------------------------------------------------------------------------------------------------------- Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.81% 1,2 2,800,000 2,800,000 ---------------------------------------------------------------------------------------------------------------------- NY GOUN, Series B, Subseries B5, 3.85% 1 700,000 700,000 ---------------------------------------------------------------------------------------------------------------------- NY HFA RB, Ocean Park Apts., Series A, 3.75% 1 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------------------- NY MTAU Dedicated Tax Fund RB, ETET Series 20060133, Cl. A, 3.79% 1,2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------------------- NY TS Financing Corp. RB, P-Floats, Series PT-972, 3.70%, 12/1/07 3,4 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------------------- NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1355, 3.79% 1,2 920,000 920,000 ---------------------------------------------------------------------------------------------------------------------- NY UDC RB, P-Floats, Series EC-1100, 3.81% 1,2 1,475,000 1,475,000 ---------------------------------------------------------------------------------------------------------------------- NY Upstate Telecommunications Corp. RB, Series 2005, 3.78% 1 2,600,000 2,600,000 ---------------------------------------------------------------------------------------------------------------------- NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,3 2,200,000 2,200,000 ---------------------------------------------------------------------------------------------------------------------- NYC IDA Civic Facilities RB, Casa Project, 3.83% 1 4,000,000 4,000,000 ---------------------------------------------------------------------------------------------------------------------- NYC IDA Civic Facilities RB, French Institute Alliance Project, Series 2005, 3.82% 1 2,250,000 2,250,000 ---------------------------------------------------------------------------------------------------------------------- NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project, Series 2006, 3.78% 1 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------------------- NYC IDA IDV RB, Abigail Press, Inc. Project, 4.10% 1 635,000 635,000 ---------------------------------------------------------------------------------------------------------------------- NYC MWFAU WSS RRB, MSTFC Series 2005-1051, 3.78% 1,2 3,795,000 3,795,000 ---------------------------------------------------------------------------------------------------------------------- NYC MWFAU WSS RRB, MSTFC Series 2004-1226, 3.78% 1,2 2,440,000 2,440,000 ---------------------------------------------------------------------------------------------------------------------- NYC MWFAU WSS RRB, Series 2003 C-3, 3.75% 1 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------------------- NYC TFA Building Aid RB, ETET Series 2006-0145, Cl. A, 3.79% 1,2 2,300,000 2,300,000 ---------------------------------------------------------------------------------------------------------------------- NYC TFA Future Tax Secured RRB, Subseries 2003-3E, 3.83% 1 1,700,000 1,700,000 ---------------------------------------------------------------------------------------------------------------------- NYC TFA Future Tax Sub. RB, P-Floats, Series EC-1036, 3.81% 1,2 1,300,000 1,300,000 ---------------------------------------------------------------------------------------------------------------------- NYS DA RB, Eclipse Funding Trust, Series 2005-0005, 3.79%, 9/15/07 2,4 1,500,000 1,500,000 ---------------------------------------------------------------------------------------------------------------------- NYS DA RRB, P-Floats, Series PT-3639, 3.54%, 7/1/07 2,4 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------------------- NYS UDC RB, Personal Income Tax, Series B-2, 5%, 12/15/07 500,000 503,234 ---------------------------------------------------------------------------------------------------------------------- NYS UDC RB, SGMSTR Series 2003 SG163, 3.79% 1,2 1,100,000 1,100,000 ---------------------------------------------------------------------------------------------------------------------- NYS UDC RRB, Correctional & Youth Facilities Service Contracts, Series 2002A, 5%, 1/1/08 1,500,000 1,510,082 ---------------------------------------------------------------------------------------------------------------------- Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 2002, 3.98% 1 5,185,000 5,185,000 ---------------------------------------------------------------------------------------------------------------------- PAUNYNJ RB, Equipment Nts., Series 2006-1, 3.85% 1 1,745,000 1,745,000 ---------------------------------------------------------------------------------------------------------------------- PAUNYNJ RB, Equipment Nts., Series 2006-2, 3.78% 1 1,255,000 1,255,000 ---------------------------------------------------------------------------------------------------------------------- PAUNYNJ RRB, MERLOTS Series 2007 C01, 3.83% 1,3 1,195,000 1,195,000 ---------------------------------------------------------------------------------------------------------------------- Seneca Cnty., NY IDA SWD RB, MACON Trust, Series 2006 W, 3.83% 1,2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------------------- Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 4.15% 1 1,400,000 1,400,000 ---------------------------------------------------------------------------------------------------------------------- Vestal, NY Central SDI GOUN, Series 2007, 4.125%, 6/15/08 245,000 245,921 ---------------------------------------------------------------------------------------------------------------------- Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 4.08% 1 5,060,000 5,060,000 ---------------------------------------------------------------------------------------------------------------------- Westchester Cnty., NY BANs, Series 2007A, 3.74%, 12/20/07 3 1,500,000 1,500,130 ------------ 62,189,367 7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 ---------------------------------------------------------------------------------------------------------------------- U.S. POSSESSIONS--0.8% PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates, Series 2005 Z-6, 3.79% 1,2 $ 73,000 $ 73,000 ---------------------------------------------------------------------------------------------------------------------- PR CMWLTH Public Buildings Education HFAU RRB, Series M, 5.50%, 7/1/07 400,000 400,000 ------------ 473,000 ---------------------------------------------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $62,662,367) 101.9% 62,662,367 ---------------------------------------------------------------------------------------------------------------------- LIABILITIES IN EXCESS OF OTHER ASSETS (1.9) (1,189,564) ----------------------- NET ASSETS 100.0% $61,472,803 ======================= FOOTNOTES TO STATEMENT OF INVESTMENTS TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW: BANs Bond Anticipation Nts. CMWLTH Commonwealth DA Dormitory Authority ETET Eagle Tax-Exempt Trust FAU Finance Authority GOUN General Obligation Unlimited Nts. HFA Housing Finance Agency/Authority HFAU Health Facilities Authority IDA Industrial Development Agency IDAU Industrial Development Authority IDV Industrial Development MERLOTS Municipal Exempt Receipts Liquidity Option Tender MSTFC Morgan Stanley & Co., Inc. Trust Floater Certificates MTAU Metropolitan Transportation Authority MWFAU Municipal Water Finance Authority NYC New York City NYS New York State P-Floats Puttable Floating Option Tax Exempt Receipts PAUNYNJ Port Authority of New York & New Jersey RB Revenue Bonds RRB Revenue Refunding Bonds SDI School District SGMSTR Societe Generale, NY Branch Municipal Security Trust Receipts SWD Solid Waste Disposal TFA Transitional Finance Authority TS Tobacco Settlement UDC Urban Development Corp. WSS Water & Sewer System 1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,703,000 or 36.93% of the Trust's net assets as of June 30, 2007. 3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $5,895,130, which represents 9.59% of the Trust's net assets. See Note 4 of accompanying Notes. 4. Put obligation redeemable at full principal value on the date reported. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 -------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------- ASSETS ---------------------------------------------------------------------------------------------- Investments, at value (cost $62,662,367)--see accompanying statement of investments $ 62,662,367 ---------------------------------------------------------------------------------------------- Receivables and other assets: Interest 371,642 Shares of beneficial interest sold 617 Other 5,523 ------------- Total assets 63,040,149 ---------------------------------------------------------------------------------------------- LIABILITIES ---------------------------------------------------------------------------------------------- Bank overdraft 404,354 ---------------------------------------------------------------------------------------------- Payables and other liabilities: Investments purchased 1,001,436 Dividends 68,318 Distribution and service plan fees 31,442 Shares of beneficial interest redeemed 25,601 Shareholder communications 11,675 Trustees' compensation 3,021 Transfer and shareholder servicing agent fees 2,398 Other 19,101 ------------- Total liabilities 1,567,346 ---------------------------------------------------------------------------------------------- NET ASSETS $ 61,472,803 ============= ---------------------------------------------------------------------------------------------- COMPOSITION OF NET ASSETS ---------------------------------------------------------------------------------------------- Paid-in capital $ 61,470,064 ---------------------------------------------------------------------------------------------- Accumulated net realized gain on investments 2,739 ------------- NET ASSETS--applicable to 61,383,262 shares of beneficial interest outstanding $ 61,472,803 ============= ---------------------------------------------------------------------------------------------- NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $ 1.00 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF OPERATIONS For the Year Ended June 30, 2007 -------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------- INVESTMENT INCOME ---------------------------------------------------------------------------------------------- Interest $ 2,338,928 ---------------------------------------------------------------------------------------------- EXPENSES ---------------------------------------------------------------------------------------------- Management fees 316,297 ---------------------------------------------------------------------------------------------- Service plan fees 125,640 ---------------------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 30,655 ---------------------------------------------------------------------------------------------- Shareholder communications 26,718 ---------------------------------------------------------------------------------------------- Legal, auditing and other professional fees 22,906 ---------------------------------------------------------------------------------------------- Trustees' compensation 6,795 ---------------------------------------------------------------------------------------------- Administration service fees 1,500 ---------------------------------------------------------------------------------------------- Custodian fees and expenses 319 ---------------------------------------------------------------------------------------------- Other 11,195 ------------- Total expenses 542,025 Less reduction to custodian expenses (288) Less waivers and reimbursements of expenses (35,593) ------------- Net expenses 506,144 ---------------------------------------------------------------------------------------------- NET INVESTMENT INCOME 1,832,784 ---------------------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 12,637 ---------------------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,845,421 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENTS OF CHANGES IN NET ASSETS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 ----------------------------------------------------------------------------------- OPERATIONS ----------------------------------------------------------------------------------- Net investment income $ 1,832,784 $ 1,337,729 ----------------------------------------------------------------------------------- Net realized gain 12,637 102 ---------------------------- Net increase in net assets resulting from operations 1,845,421 1,337,831 ----------------------------------------------------------------------------------- DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ----------------------------------------------------------------------------------- Dividends from net investment income (1,832,784) (1,337,729) ----------------------------------------------------------------------------------- BENEFICIAL INTEREST TRANSACTIONS ----------------------------------------------------------------------------------- Net increase (decrease) in net assets resulting from beneficial interest transactions 3,001,971 (547,805) ----------------------------------------------------------------------------------- NET ASSETS ----------------------------------------------------------------------------------- Total increase (decrease) 3,014,608 (547,703) ----------------------------------------------------------------------------------- Beginning of period 58,458,195 59,005,898 ---------------------------- End of period $ 61,472,803 $ 58,458,195 ============================ SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 2005 2004 2003 ----------------------------------------------------------------------------------------------------------- ------------------------ ----------------------------------------------------------------------------------------------------------- Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 ----------------------------------------------------------------------------------------------------------- Income from investment operations--net investment income and net realized gain .03 1 .02 1 .01 1 -- 2 .01 ----------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.03) (.02) (.01) -- 2 (.01) ----------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 ========================================================= ----------------------------------------------------------------------------------------------------------- TOTAL RETURN 3 2.93% 2.29% 1.08% 0.20% 0.50% ----------------------------------------------------------------------------------------------------------- ----------------------------------------------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA ----------------------------------------------------------------------------------------------------------- Net assets, end of period (in thousands) $ 61,473 $ 58,458 $ 59,006 $ 58,141 $ 67,599 ----------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $ 63,268 $ 59,797 $ 58,050 $ 65,140 $ 72,117 ----------------------------------------------------------------------------------------------------------- Ratios to average net assets: 4 Net investment income 2.90% 2.24% 1.06% 0.19% 0.50% Total expenses 0.86% 0.85% 0.83% 0.86% 0.82% Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses 0.80% 0.80% 0.78% 0.80% 0.80% 1. Per share amounts calculated based on the average shares outstanding during the period. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares. 4. Annualized for periods less than one full year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust. -------------------------------------------------------------------------------- SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees. -------------------------------------------------------------------------------- SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. -------------------------------------------------------------------------------- FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required. The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes. UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2 ------------------------------------------------------- $87,678 $981 $-- 1. During the fiscal year ended June 30, 2007, the Trust utilized $9,898 of capital loss carryforward to offset capital gains realized in that fiscal year. 2. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. 13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows: YEAR ENDED YEAR ENDED JUNE 30, 2007 JUNE 30, 2006 --------------------------------------------------------- Distributions paid from: Exempt-interest dividends $ 1,832,784 $ 1,337,729 -------------------------------------------------------------------------------- TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan. -------------------------------------------------------------------------------- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. -------------------------------------------------------------------------------- CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. 14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST -------------------------------------------------------------------------------- INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows: YEAR ENDED JUNE 30, 2007 YEAR ENDED JUNE 30, 2006 SHARES AMOUNT SHARES AMOUNT ---------------------------------------------------------------------------------------- Sold 197,521,069 $ 197,521,069 191,779,929 $ 191,779,929 Dividends and/or distributions reinvested 1,826,727 1,826,727 1,306,547 1,306,846 Redeemed (196,345,825) (196,345,825) (193,634,580) (193,634,580) ------------------------------------------------------------ Net increase (decrease) 3,001,971 $ 3,001,971 (548,104) $ (547,805) ============================================================ -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table: FEE SCHEDULE ----------------------------------------------- Up to $250 million 0.500% Next $250 million 0.475 Next $250 million 0.450 Next $250 million 0.425 Over $1 billion 0.400 -------------------------------------------------------------------------------- ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns. -------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $30,587 to SSI for services to the Trust. 15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations. -------------------------------------------------------------------------------- WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the year ended June 30, 2007, the Manager waived $35,593 of its management fees. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time. -------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments. -------------------------------------------------------------------------------- 5. RECENT ACCOUNTING PRONOUNCEMENTS In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently 16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts. In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                                    Appendix A

                                         Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the
"Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e)
well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade"
("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
-------------------------------------------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates an entity which possesses unquestioned  ability to repay current  liabilities  as they fall due.  Entities  rated in this  category  normally maintain strong liquidity  positions,  conservative  debt levels and  profitability  which is both stable and above average.  Companies  achieving an "R-1 (high)" rating are normally leaders in structurally  sound industry segments with proven track records,  sustainable  positive future results and no substantial  qualifying  negative  factors.
Given the extremely  tough  definition  which DBRS has  established  for an "R-1  (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1  (middle)"  is of superior  credit  quality and, in most cases,  ratings in this  category  differ from "R-1 (high)"  credits to only a small  degree.  Given the  extremely tough definition  which DBRS has for the "R-1 (high)" category (which few companies are able to achieve),  entities rated "R-1 (middle)" are also  considered  strong credits which typically  exemplify above average  strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.
The overall strength and outlook for key liquidity,  debt and profitability  ratios is not normally as favorable as with higher rating categories,  but these  considerations are still  respectable.  Any qualifying  negative factors which exist are  considered  manageable,  and the entity is normally of sufficient  size to have some  influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle, low), debt protection  ranges from having  reasonable  ability for timely  repayment to a level which is considered only just  adequate.  The  liquidity and debt ratios of entities in the "R-2"  classification  are not as strong as those in the "R-1"  category,  and the past and future trend may suggest some risk of  maintaining  the strength of key ratios in these areas.  Alternative  sources of liquidity support are considered  satisfactory;  however,  even the  strongest  liquidity  support  will not improve the  commercial  paper  rating of the issuer.  The size of the entity may restrict its  flexibility,  and its relative  position in the industry is not typically as strong as the
"R-1 credit".  Profitability trends, past and future, may be less favorable,  earnings not as stable, and there are often negative  qualifying  factors  present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

-------------------------------------------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
-------------------------------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust

Myer, Swanson, Adams & Wolf, P.C.
1350 Lawrence Street, Suite 100
Denver, CO 80204

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0780.001.0807

(1).  In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term  "Independent  Trustees"  in this
Statement of Additional  Information  refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the operation of the plan or any agreement under the plan.

                                       CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits

(a)      (i)  Amended  Declaration  of  Trust  dated  February  1,  1990:   Previously  filed  with  Post-Effective
Amendment No. 3 (1/30/90),  and refiled with  Registrant's  Post-Effective  Amendment No. 9 (11/1/94),  pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Amendment to the  Declaration of Trust dated February 23, 2001:  Previously  filed with  Registrant's
Post Effective Amendment No. 19 (10/25/01), and incorporated herein by reference.

         (iii)  Amendment No 2 to the Amended  Declaration  of Trust dated August 27, 2002:  Previously  filed with
Registrant's Post Effective Amendment No. 20 (10/18/02), and incorporated herein by reference.

(b)      By-Laws,  as amended and  restated  through  October 24, 2000:  Previously  filed with  Registrant's  Post
Effective Amendment No. 19 (10/25/01), and incorporated herein by reference.

(c)      Specimen Share Certificate:        Previously  filed with  Registrant's  Post  Effective  Amendment No. 19
(10/25/01), and incorporated herein by reference.

(d)      Investment  Advisory Agreement dated October 22, 1990:  Previously filed with Registrant's  Post-Effective
Amendment No. 5 (10/29/90),  refiled with Registrant's  Post-Effective Amendment No. 9 (11/1/94),  pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

(e)      (i)  General  Distributor's  Agreement  Centennial  Asset Management  Corporation  dated October 13, 1992:
         Previously filed with Registrant's  Post-Effective Amendment No. 8 (10/28/93),  and incorporated herein by reference.

         (ii) Sub-Distributor's  Agreement  between  Centennial Asset Management  Corporation and  OppenheimerFunds
         Distributor,  Inc. dated May 28, 1993: Previously filed with Registrant's  Post-Effective  Amendment No. 8
         (10/28/93), and incorporated herein by reference.

         (iii) Form of Dealer Agreement of Centennial Asset Management  Corporation  (formerly  Centennial  Capital
         Corporation):  Previously filed with Post-Effective  Amendment No. 6 of Centennial  Government Trust (Reg.
         No. 2-75912), (10/26/84), and incorporated herein by reference.

(f)      Form of Compensation Deferral Agreement for Disinterested Trustees/Directors:  Filed with Post-Effective
Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and
incorporated herein by reference.

(g)      Global Custodial  Services  Agreement dated July 15, 2003, as amended on July 26, 2007 between  Registrant and  Citibank,  N.A.,  Previously  filed with  Post-Effective  Amendment  No. 1 to the  Registration  Statement  of
Oppenheimer  Rochester  Arizona  Municipal  Fund  (Reg.  No.  333-132778),  07/27/07,  and  incorporated  herein by reference.

(h)      Not applicable.

(i)      Opinion  and  Consent  of  Counsel  dated  September  22,  1987:   Previously   filed  with   Registrant's
Pre-Effective  Amendment  No. 1 (11/28/88),  refiled with  Registrant's  Post-Effective  Amendment No. 9 (11/1/94),
pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)      Not applicable.

(l)      Investment  letter  from  Oppenheimer  Management  Corporation  to  Registrant  dated  December  5,  1988:
Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 1  (11/28/88),  and refiled  with  Registrant's
Post-Effective  Amendment  No. 9,  (11/1/94)  pursuant to Item 102 of  Regulation  S-T and  incorporated  herein by reference.

(m)      Service Plan and Agreement  between  Registrant and Centennial  Asset  Management  Corporation  under Rule
12b-1 dated August 24, 1993:  Previously filed with Registrant's  Post-Effective  Amendment No. 8, (10/28/93),  and
incorporated herein by reference.

(n)      Not applicable.

(o)      (o)      Powers of Attorney dated August 29, 2006 for all Trustees/Directors and Officers: Previously
filed with Post-Effective Amendment No. 27 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No.
33-23223), (9/26/06), and incorporated herein by reference.

(p)      Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds dated March 31, 2006 under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with  Post-Effective  Amendment No. 13 to the  Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), 4/07/06, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)      Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in
Parts A and B hereof and listed in Item 25(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------ ---------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation                     Other Business and Connections During the Past Two Years
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Timothy Abbuhl,                            Vice President of OppenheimerFunds, Inc. and OppenheimerFunds
Treasurer                                  Distributor, Inc.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Robert Agan,                               Senior Vice President of OppenheimerFunds, Inc., Shareholder Financial
Vice President                             Services, Inc. and Shareholders Services, Inc.; Vice President of
                                           OppenheimerFunds Distributor, Inc. and OFI Private Investments, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Carl Algermissen,                          Vice President and Associate Counsel of OppenheimerFunds, Inc.
Assistant Secretary

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Janette Aprilante,                         Vice President and Secretary of OppenheimerFunds, Inc. Secretary (since
Secretary                                  December 2001) of: OppenheimerFunds Distributor, Inc., HarbourView Asset
                                           Management Corporation (since June 2003), Oppenheimer Real Asset
                                           Management, Inc., Shareholder Financial Services, Inc., Shareholder
                                           Services, Inc., Trinity Investment Management Corporation (since January
                                           2005), OppenheimerFunds Legacy Program, OFI Private Investments, Inc.
                                           (since June 2003) and OFI Institutional Asset Management, Inc. (since
                                           June 2003). Assistant Secretary of OFI Trust Company (since December
                                           2001).
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Susan Cornwell,                            Senior Vice President of OppenheimerFunds, Inc., Shareholder Financial
Vice President                             Services, Inc. and Shareholder Services, Inc.; Vice President of
                                           OppenheimerFunds Distributor, Inc. and OppenheimerFunds Legacy Program.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Kathleen T. Ives,                          Vice President and Assistant Secretary of OppenheimerFunds Distributor,
Assistant Secretary                        Inc. and Shareholder Services, Inc.; Vice President, Senior Counsel and
                                           Assistant Secretary of OppenheimerFunds, Inc. Assistant Secretary of
                                           OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Richard Knott,                             Senior Vice President of OppenheimerFunds Distributor, Inc.
Executive Vice President
& Director

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

David Robertson,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
President & Director

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Cameron Ullyatt,                           Vice President of OppenheimerFunds, Inc.
Vice President

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Mark S. Vandehey,                          Senior Vice President and Chief Compliance Officer of OppenheimerFunds,
Vice President & Chief Compliance Officer  Inc.; Vice President and Chief Compliance Officer of OppenheimerFunds
                                           Distributor, Inc. and Shareholder Services, Inc.; Chief Compliance
                                           Officer of HarbourView Asset Management Corporation, Real Asset
                                           Management, Inc., Shareholder Financial Services, Inc., Trinity
                                           Investment Management Corporation, OppenheimerFunds Legacy Program, OFI
                                           Private Investments Inc. and OFI Trust Company and OFI Institutional
                                           Asset Management, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Barry D. Weiss,                            Vice President of OppenheimerFunds, Inc. and of HarbourView Asset
Vice President                             Management Corporation.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Carol E. Wolf,                             Senior Vice President of OppenheimerFunds, Inc. and of HarbourView Asset
Vice President                             Management Corporation; serves on the Board of the Colorado Ballet.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Robert G. Zack                             Executive Vice President and General Counsel of OppenheimerFunds, Inc.;
General Counsel,                           General Counsel and Director of OppenheimerFunds Distributor, Inc.;
                                           Senior Vice President and General Counsel of HarbourView Asset Management
                                           Corporation and OFI Institutional Asset Management, Inc.; Senior Vice
                                           President, General Counsel and Director of Shareholder Financial
                                           Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc.
                                           and OFI Trust Company; Director and Assistant Secretary of
                                           OppenheimerFunds International Ltd and OppenheimerFunds plc; Secretary
                                           and General Counsel of Oppenheimer Acquisition Corp.; Director of
                                           Oppenheimer Real Asset Management, Inc. and OppenheimerFunds (Asia)
                                           Limited); Vice President of OppenheimerFunds Legacy Program.
------------------------------------------ ---------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Conservative Investor Fund
     Moderate Investor Fund
     Active Allocation Fund
     Equity Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
    Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management,
Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite 1601, Central Tower, 28 Queen's Road
Central, Hong Kong.

Item 27.  Principal Underwriter

(a)      Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which Centennial Asset Management
Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in
Item 25(b) above.

(b)      The directors and officers of the Registrant's principal underwriter are:
------------------------------ ----------------------------------------------------- ---------------------------------
Name & Principal                                                                     Position(s) and Office(s)
Business Address               Position(s) & Office(s) with Underwriter              with Registrant
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Timothy Abbuhl(2)              Treasurer                                             None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Robert Agan(2)                 Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Carl Algermissen(2)            Assistant Secretary                                   None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Janette Aprilante(1)           Secretary                                             None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Susan Cornwell(2)              Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Kathleen T. Ives(2)            Assistant Secretary                                   Assistant Secretary
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Richard Knott(1)               Executive Vice President & Director                   None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

David Robertson(1)             President & Director                                  None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Cameron Ullyatt(2)             Vice President                                        Vice President & Portfolio
                                                                                     Manager

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Mark S. Vandehey(2)            Vice President and Chief Compliance Officer           Vice President and Chief
                                                                                     Compliance Officer
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Barry D. Weiss(2)              Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Carol E. Wolf(2)               Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Robert G. Zack(1)              General Counsel                                       Secretary
------------------------------ ----------------------------------------------------- ---------------------------------

(1) Two World Financial Center, 225 Liberty Street-11th Floor, New York, NY 10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the  Investment  Company  Act of 1940,  the
Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to Rule 485(b) under the  Securities  Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of New York and State of New York on the
20th day of August, 2007.

                                                                               CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                                                                           By:  /s/ John V. Murphy*
                                                                      ---------------------------------------------
                                                                                       John V. Murphy, President, &
                                                                                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ William L. Armstrong *                  Chairman of the                             August 20, 2007
----------------------------------          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*                         President & Principal

----------------------------------          Executive Officer and Trustee               August 20, 2007
John V. Murphy

/s/ Brian W. Wixted*                        Treasurer & Principal                       August 20, 2007
----------------------------------          Financial &
Brian W. Wixted                             Accounting Officer

/s/ George Bowen*                           Trustee                                     August 20, 2007

----------------------------------
George Bowen

s/ Edward L. Cameron *                      Trustee                                     August 20, 2007

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*                          Trustee                                     August 20, 2007

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*                           Trustee                                     August 20, 2007

----------------------------------
Sam Freedman

/s/Richard F. Grabish*                      Trustee                                     August 20, 2007

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*                    Trustee                                     August 20, 2007

----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                       Trustee                                     August 20, 2007

----------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.                Trustee                                     August 20, 2007

----------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                                       CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                        Registration Statement No. 33-23494

                                                   EXHIBIT INDEX

Exhibit No.                              Description

23(j)                               Independent Registered Public Accounting Firm's consent